As filed with the Securities and Exchange Commission on January 24, 2011

Registration Nos. 33-54126

811-07332

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 101	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 105	☒

BLACKROCK FUNDS III

(Exact Name of Registrant as Specified in Charter)

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Offices)

Registrant’s Telephone Number: 1-800-882-0052

John M. Perlowski

BlackRock Funds III

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

With copies to:

John A. MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Ira P. Shapiro, Esq. BlackRock Fund Advisors 400 Howard Street San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED JANUARY 24, 2011

[ ], 2011

Prospectus

BlackRock Funds III  |  Investor and Institutional Shares

➢	BlackRock Bond Index Fund

Fund	Investor A	Institutional

BlackRock Bond Index Fund	[ ]	[ ]

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ■ No Bank Guarantee ■ May Lose Value

For More Information	Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock Bond Index Fund

Investment Objective

BlackRock Bond Index Fund (the “Fund”), a series of BlackRock Funds III (the “Trust”), seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Barclays Capital U.S. Aggregate Bond Index (the “Barclays U.S. Aggregate Index”). The Fund’s investment objective may be changed by the Trust’s Board of Trustees without shareholder approval.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares		Institutional Shares
Management Fee	0.08%		0.08%
Distribution and/or Service (12b-1) Fees	0.25%		None
Other Expenses(1)	[ ]	%	[ ]	%
Administration Fees	[ ]%		[ ]%
Independent Expenses(2)(3)	[ ]%		[ ]%
Acquired Fund Fees and Expenses (Underlying Funds)(4)	[	]%	[	]%
Total Annual Fund Operating Expenses(5)	[	]%	[	]%
Fee Waivers and/or Expense Reimbursements(3)	[	]%	[	]%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)(4)	[	]%	[	]%

(1)	Investor A Shares and Institutional Shares have not yet commenced operations. “Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	Independent Expenses have been restated to reflect current fees.
(3)

“Independent Expenses” consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and Master Investment Portfolio (“MIP”), counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Bond Index Master Portfolio (the “Master Portfolio”), a series of MIP. BlackRock Institutional Trust Company, N.A. (“BTC”) and BlackRock Fund Advisors (“BFA”) have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through the close of business on April 30, 2012. After giving effect to such contractual arrangements, Independent Expenses will be [    ]%. Such contractual arrangements may not be terminated prior to April 30, 2012 without the consent of the Boards of Trustees of the Trust and of MIP.

(4)	“Acquired Fund Fees and Expenses (Underlying Funds)” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
(5)	Total Annual Fund Operating Expenses in the table above and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Investor A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Institutional Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

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Portfolio Turnover

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by seeking to match the total return performance of the Barclays U.S. Aggregate Index, which is composed of over 8,000 fixed-income securities. The fixed-income securities that comprise the Barclays U.S. Aggregate Index include U.S. government securities and investment- grade corporate bonds, as well as mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The Fund invests in a representative sample of these securities. Securities are selected for investment by the Fund in accordance with their relative proportion within the Barclays U.S. Aggregate Index as well as based on credit quality, issuer sector, maturity structure, coupon rates and callability, among other factors. BFA, the investment adviser to the Master Portfolio in which the Fund invests, considers investments that provide substantially similar exposure to securities in the Barclays U.S. Aggregate Index to be investments comprising the Fund’s benchmark index.

The Fund is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the Barclays U.S. Aggregate Index, which, for the Fund, are considered bonds.

The Fund is a “feeder” fund that invests all of its investable assets in the Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Master Portfolio.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock, Inc. (“BlackRock”) or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Barclays U.S. Aggregate Index as closely as possible, it will tend to underperform the index to some degree over time.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn. Small

2

movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Performance Information

Investor A and Institutional Shares have not yet commenced operations. Therefore, performance information for these share classes is based on the performance of the currently outstanding shares of the Fund, which are offered by a separate prospectus.

The bar chart and table in this section provide some indication of the risks of investing in the Fund by showing the changes in its performance from year to year. The bar chart shows the returns of the currently outstanding shares of the Fund for each of the last ten calendar years. The average annual total return table (before and after taxes) compares the Fund’s average annual total return to that of the Barclays U.S. Aggregate Index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Annual Total Returns (Years Ended December 31)

During the periods shown in the bar chart, the highest return for a quarter was 4.93% (quarter ended September 30, 2001) and the lowest return for a quarter was -2.50% (quarter ended June 30, 2004).

As of 12/31/09 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Bond Index Fund
Return Before Taxes	5.21%	5.02%	6.32%
Return After Taxes on Distributions	3.65%	3.22%	4.27%
Return After Taxes on Distributions and Sale of Shares	3.36%	3.21%	4.18%
Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser

The Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”).

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Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Lee Sterne	1996	Managing Director of BlackRock Institutional Trust Company, N.A.
John Sulski	2009	Director of BlackRock Institutional Trust Company, N.A.
Scott Radell	2009	Managing Director of BlackRock Institutional Trust Company, N.A.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. To purchase or sell shares, you should contact your financial intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762 or by mail (c/o BlackRock Funds III, P.O. Box 9819, Providence, RI 02940-8019).

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.

	Investor A	Institutional Shares
Minimum Initial Investment	$1,000 for all accounts except: •$250 for certain fee-based programs. •$100 for retirement plans. •$50, if establishing Automatic Investment Plan (“AIP”)	$2 million for institutions and individuals. Institutional Shares are available to clients of registered investment advisors who have $250,000 invested in the Fund.
Minimum Additional Investment	$50 for all accounts except certain retirement plans and payroll deduction programs may have a lower minimum.	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to U.S. federal income tax upon withdrawal from such tax deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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Details About the Fund

Details About the Fund’s Investment Strategies

The Fund invests all of its assets in the Master Portfolio, a series of MIP, which has an investment objective and strategies substantially identical to those of the Fund. All discussion of the investment objective, strategies and risks of the Fund refers also to the investment objective, strategies and risks of the Master Portfolio, unless otherwise indicated. A description of the relationship of the Fund to the Master Portfolio appears below under the heading “Account Information — Master/Feeder Mutual Fund Structure.”

The Fund attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the total return of the Fund’s benchmark index, the Barclays U.S. Aggregate Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Fund’s net assets, before fees and expenses, increased or decreased exactly as the total return of the Fund’s benchmark index increased or decreased. The Fund’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, the Fund’s expenses, the amount of cash and cash equivalents held by the Fund, the manner in which the total return of the Fund’s benchmark index is calculated; the size of the Fund’s investment portfolio; and the timing, frequency and size of shareholder purchases and redemptions.

The Fund utilizes sampling techniques that are designed to allow the Fund to duplicate substantially the investment performance of the Barclays U.S. Aggregate Index. However, the Fund is not expected to track the Barclays U.S. Aggregate Index with the same degree of accuracy that complete replication of the Barclays U.S. Aggregate Index would provide. No attempt is made to manage the Fund using economic, financial or market analysis. In addition, at times, the portfolio composition of the Fund may be altered (or “rebalanced”) to reflect changes in the characteristics of the index that the Fund tracks.

The Fund also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Fund may use futures contracts, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. The Fund may also invest in high-quality money market instruments, including shares of money market funds advised by BFA.

Investors look to indexes as a standard of market performance. Indexes are model portfolios, that is, groups of stocks or bonds selected to represent an entire market or market segment. One way an index fund seeks to match an index’s performance, before fees and expenses, is by buying and selling all of the index’s securities in the same proportion as they are reflected in the index.

Since, as of March 31, 2010, there were over 8,000 securities included in the Barclays U.S. Aggregate Index, as a practical matter, it would be inefficient for the Fund to hold each security included in the Barclays U.S. Aggregate Index. The Fund can, however, substantially replicate the Barclays U.S. Aggregate Index’s profile by holding a representative sample of securities in the Barclays U.S. Aggregate Index. It may, for example, hold U.S. government obligations and corporate bonds in a similar proportion to the Barclays U.S. Aggregate Index. Additionally, it can match certain Barclays U.S. Aggregate Index features such as:

■	Average time to maturity for both government and corporate securities;

■	Securities’ coupon rates, which are the interest rates securities pay based on their face values;

■	Economic sectors represented by securities;

■	Credit quality of securities; and

■	Whether or not securities are callable, which means the issuer has the right to repay principal and interest before maturity.

The Fund is designed for investors who desire a convenient way to invest in bonds issued in the United States. Although this market has increased in value over the long-term, it fluctuates and has also decreased in value over shorter time periods.

The Fund does not by itself constitute a balanced investment program. Diversifying your investments by buying shares in other funds may improve your long-term return as well as reduce volatility.

The Barclays U.S. Aggregate Index is maintained by Barclays Capital Inc. (“Barclays Capital”). Barclays Capital does not sponsor, endorse, sell or promote the Fund or the Master Portfolio. Barclays Capital makes no representation or

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warranty, expressed or implied, regarding the advisability of investing in the Fund or its Master Portfolio. Neither BFA nor BTC has or will have a role in maintaining the Barclays U.S. Aggregate Index.

A Further Discussion of Risks

This section contains a discussion of the general risks of investing in the Fund. “Description of the Fund and its Investments and Risks” in the Fund’s Statement of Additional Information (“SAI”) also includes more information about the Fund, its investments and the related risks. There can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

Main Risks of Investing in the Fund:

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Barclays U.S. Aggregate Index as closely as possible, it will tend to underperform the index to some degree over time.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risk — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

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The mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of real-estate values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Other Risks of Investing in the Fund:

The Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Concentration Risk — The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that its benchmark index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The income from certain derivatives may be subject to U.S. federal income tax.

Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Foreign Securities Risk — Because the Fund may invest in companies located in countries other than the United States, the Fund may be exposed to risks associated with foreign investments.

■	The value of holdings traded outside the U.S. (and any hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

■	The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions.

■	Foreign holdings may be adversely affected by foreign government action.

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■	International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect these holdings.

■	The economies of certain countries may compare unfavorably with the U.S. economy.

■	Foreign securities markets may be smaller than the U.S. markets, which may make trading more difficult.

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.

Passive Investment Risk — Because BFA does not select individual companies in the index that the Fund tracks, the Fund may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

U.S. Government Obligations Risk — Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

As with all mutual funds, the Fund must maintain cash balances to meet redemption requests, which may lower its overall performance.

For a description of the Fund’s policies and procedures with respect to disclosure of the Master Portfolio’s portfolio holdings and a further discussion of the Fund’s investments and risks, please refer to the Fund’s SAI.

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Account Information

How to Choose the Share Class that Best Suits Your Needs

The Fund currently offers multiple share classes (Investor A and Institutional Shares in this prospectus), each with its own expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider, or industry professional (“financial intermediary”) can help you determine which share class is best suited to your personal financial goals.

The Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of each of the share classes offered by this prospectus.

Share Classes at a Glance1

	Investor A	Institutional
Availability	Generally available through financial intermediaries.

Limited to certain investors, including:

•Current Institutional shareholders that meet certain requirements

•Certain retirement plans

•Participants in certain programs sponsored by BlackRock or its affiliates or financial intermediaries

•Certain employees and affiliates of BlackRock or its affiliates

Minimum Investment	$1,000 for all accounts except: •$250 for certain fee-based programs •$100 for retirement plans •$50, if establishing Automatic Investment Plan (“AIP”)	$2 million for institutions and individuals Institutional Shares are available to clients of registered investment advisors who have $250,000 invested in the Fund
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.	No.
Distribution and Service (12b-1) Fees?	No Distribution Fee. 0.25% Annual Service Fee.	No.
Redemption Fee?	No.	No.
Conversion to Investor A Shares?	N/A	No.
Advantage	Generally available.	No annual service fee.
Disadvantage	Annual service fee.	Limited availability.

[1]	Please see “Details About the Share Classes” for more information about each share class.

The following pages will cover the additional details of each share class, including the eligibility requirements to purchase Institutional Shares.

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.

Details About the Share Classes

Investor A Shares

Investor A Shares of the Fund pay an ongoing service fee of 0.25% per year. The Distributor normally pays the annual 0.25% Investor A Shares service fee to dealers as a service fee on a monthly basis.

9

Institutional Shares

Institutional Shares are not subject to any sales charge. Only certain investors are eligible to buy Institutional Shares. Your financial professional or other financial intermediary can help you determine whether you are eligible to buy Institutional Shares. The Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received by the Fund, meets the minimum investment requirement.

Eligible Institutional investors include the following:

■	Investors who currently own Institutional Shares of the Fund may make additional purchases of Institutional Shares of the Fund directly from the Fund;

■	Institutional and individual retail investors with a minimum investment of $2 million who purchase directly from the Fund;

■	Certain qualified retirement plans;

■	Investors in selected fee based programs;

■	Clients of registered investment advisers who have $250,000 invested in the Fund;

■

Trust department clients of PNC Bank and Bank of America, N.A. and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets;

■	Unaffiliated banks, thrifts or trust companies that have agreements with the Distributor;

■	Holders of certain Merrill Lynch & Co., Inc. (“Merrill Lynch”) sponsored unit investment trusts (“UITs”) who reinvest dividends received from such UITs in shares of the Fund; and

■

Employees, officers and directors/trustees of BlackRock, Inc., mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”), Merrill Lynch, The PNC Financial Services Group, Inc. (“PNC”), Barclays PLC (“Barclays”) or their affiliates.

Shareholder Servicing Payments

The Fund has adopted a shareholder servicing plan (the “Plan”) that allows the Fund to pay shareholder servicing fees for certain services provided to its shareholders.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate brokers, dealers, financial institutions and industry professionals (such as BlackRock, PNC, Merrill Lynch, Bank of America Corporation (“BAC”), Barclays Bank PLC and their respective affiliates) (each, a “Financial Intermediary”) for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares. Because the fees paid by the Fund under the Plan are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in the Fund and may cost you more than paying other types of sales charges.

In addition to, rather than in lieu of, shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to the Plan and fees the Fund pays to BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), BFA, on behalf of the Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

From time to time, BFA or its affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BFA or its affiliates may compensate affiliated and unaffiliated Financial Intermediaries for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BFA, and its affiliates may be substantial. Payments by BFA may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BFA or its affiliates. For more information, see the Fund’s SAI.

10

How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your financial professional or financial intermediary. You may also buy, sell and transfer shares through BlackRock if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of shares of the Fund at any time, for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

How to Buy Shares

	Your Choices	Important Information for You to Know
Initial Purchase	First, select the share class appropriate for you

Refer to the “Share Classes at a Glance” table in this prospectus (be sure to read this prospectus carefully). When you place your initial order, you must indicate which share class you select (if you do not specify a share class and do not qualify to purchase Institutional Shares, you will receive Investor A Shares).

Certain factors, such as the amount of your investment, your time frame for investing and your financial goals, may affect which share class you choose. Your financial professional or financial intermediary can help you determine which share class is appropriate for you.

Next, determine the amount of your investment

Refer to the minimum initial investment in the “Share Classes at a Glance” table of this prospectus.

See “Account Information — Details About the Share Classes” for information on lower initial investment requirement for certain Fund investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement.

Have your financial professional or financial intermediary submit your purchase order

The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain financial intermediaries, however, may require submission of orders prior to that time. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.

Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Other financial intermediaries may charge a processing fee to confirm a purchase.

	Or contact BlackRock (for accounts held directly with BlackRock)	To purchase shares directly from BlackRock, call (800) 441-7762 and request a new account application. Mail the completed application along with a check payable to “BlackRock Funds” to the Transfer Agent at the address on the application.
Add to Your Investment	Purchase additional shares	For Investor A Shares, the minimum investment for additional purchases is generally $50 for all accounts except that retirement plans and payroll deduction programs may have a lower minimum for additional purchases. Institutional Shares have no minimum for additional purchases.
	Have your financial professional or financial intermediary submit your purchase order for additional shares	To purchase additional shares you may contact your financial professional or financial intermediary. For more details on purchasing by Internet see below.

11

How to Buy Shares (continued)

	Your Choices	Important Information for You to Know
Add to Your Investment (continued)	Or contact BlackRock (for accounts held directly with BlackRock)

Purchase by Telephone: Call (800) 441-7762 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.

Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.

Purchase by VRU: Investor A Shares may also be purchased by use of the Fund’s automated voice response unit service (“VRU”) at
(800) 441-7762.

Purchase by Internet: You may purchase your shares and view activity in your account by logging onto the BlackRock website at www.blackrock.com/funds. Purchases made on the Internet using Automated Clearing House Network (“ACH”) will have a trade date that is the day after the purchase is made. Certain institutional clients’ purchase orders for Institutional Shares placed by wire prior to the close of business on the Exchange will be priced at the net asset value determined that day. Contact your financial intermediary or BlackRock for further information. The Fund limits Internet purchases in shares of the Fund to $25,000 per trade. Different maximums may apply to certain institutional investors.

Please read the On-Line Services Disclosure Statement and User Agreement, the Terms and Conditions page and the Consent to Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates incurred through fraudulent activity.

	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested without a sales charge. To make any changes to your dividend and/or capital gains distributions options, please call (800) 441-7762, or contact your financial professional (if your account is not held directly with BlackRock).
Participate in the Automatic Investment Plan (AIP)

BlackRock’s Automatic Investment Plan (“AIP”) allows you to invest a specific amount on a periodic basis from your checking or savings account into your investment account.

Refer to the “Account Services and Privileges” section of this prospectus for additional information.

How to Pay for Shares	Making payment for purchases

Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your financial professional or financial intermediary, but in no event later than 4:00 p.m. (Eastern time) on the third business day (in the case of Investor A Shares) or the first business day (in the case of Institutional Shares) following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled, and you and your financial professional or financial intermediary will be responsible for any loss to the Fund.

For shares purchased directly from the Fund, a check payable to BlackRock Funds which bears the name of the Fund you are purchasing must accompany a completed purchase application.

There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the Fund to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

12

How to Sell Shares

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares	Have your financial professional or other financial intermediary submit your sales order	You can make redemption requests through your financial professional. Shareholders should indicate whether they are redeeming Investor A or Institutional Shares. The price of your shares is based on the next calculation of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial professional or financial intermediary prior to that day’s close of business on the Exchange (generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Financial intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming.

The Fund may reject an order to sell shares under certain circumstances.

Selling shares held directly with BlackRock

Methods of Redeeming

Redeem by Telephone: You may sell Investor A Shares held at BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through ACH or wire transfer. Certain redemption requests, such as those in excess of these amounts, must be in writing with a medallion signature guarantee. For Institutional Shares, certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441-7762 for details. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone request if it believes it is advisable to do so. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternate redemption methods below.

Redeem by VRU: Investor A Shares may also be redeemed by use of the Fund’s automated VRU. Payment for Investor A Shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

Redeem by Internet: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor A Shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.

Redeem in Writing: You may sell shares held with BlackRock by writing to BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019 or for overnight delivery, 101 Sabin Street, Pawtucket, Rhode Island 02860-1427. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.

Payment of Redemption Proceeds: Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, through ACH or by wire transfer.

13

How to Sell Shares (continued)

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)	Payment by Check: BlackRock will normally mail redemption proceeds within seven days following receipt of a properly completed request. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.

Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Institutional Shares is imposed by the Fund.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

Payment by ACH: Redemption proceeds may be sent to the shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours); provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.

The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.

* * *

If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

14

How to Transfer your Account

	Your Choices	Important Information for You to Know
Transfer Shares to Another Financial Intermediary	Transfer to a participating financial professional or other financial intermediary

You may transfer your shares of the Fund only to another financial professional or professional intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

Transfer to a non-participating financial professional or other financial intermediary

You must either:

•Transfer your shares to an account with the Transfer Agent; or

•Sell your shares, paying any applicable deferred sales charge.

If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your financial intermediary to accomplish the transfer of shares.

Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor A Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 or visit www.blackrock.com/funds for additional information as well as forms and applications. Otherwise, please contact your financial professional for assistance in requesting one or more of the following services and privileges.

Automatic Investment Plan (AIP)	Allows systematic investments on a periodic basis from a checking or savings account.	BlackRock’s Automatic Investment Plan (“AIP”) allows you to invest a specific amount on a periodic basis from your checking or savings account into your investment account. You may apply for this option upon account opening or by completing the Automatic Investment Plan application. The minimum investment amount for an automatic investment is $50 per portfolio.
Dividend Allocation Plan	Automatically invests your distributions into another BlackRock Fund of your choice pursuant to your instructions without any fees or sales charges.	Dividend and capital gains distributions may be reinvested in your account to purchase additional shares or paid in cash. Using the Dividend Allocation Plan, you can direct your distributions to your bank account (checking or savings), to purchase shares of another fund at BlackRock without any fees or sales charges, or by check to a special payee. Please call (800) 441-7762 for details. The fund into which you request your distributions be invested must be open to new purchases.
EZ Trader	Allows an investor to purchase or sell Investor A Shares by telephone or over the Internet through ACH.

(NOTE: This option is offered to shareholders whose accounts are held directly with BlackRock. Please speak with your financial professional if your account is held elsewhere.)

Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.

Prior to placing a telephone or Internet purchase or sale order, please call (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Fund by telephone or Internet.

Proceeds will be sent to your pre-designated bank account.

15

Systematic Withdrawal Plan (SWP)	This feature can be used by investors who want to receive regular distributions from their accounts.

To start a Systematic Withdrawal Plan (“SWP”), a shareholder must have a current investment of $10,000 or more in a BlackRock Fund.

Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the SWP Application Form, which may be obtained from BlackRock.

Shareholders should realize that if withdrawals exceed income, the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours notice. If the shareholder purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. Ask your financial adviser or financial intermediary for details.

Reinstatement Privilege		If you redeem Investor A or Institutional Shares, and within 60 days buy new Investor A Shares of the SAME fund, you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that the Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the Fund must receive written notification from the shareholder of record or the financial professional of record at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

Fund’s Rights

The Fund may:

■

Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act of 1940, as amended (the “Investment Company Act”)

■

Postpone the date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares

■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act

■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, the Fund may redeem shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 (or the minimum required initial investment for Institutional Shares) due to redemptions you have made. You will be notified that the value of your account is less than $500 (or the minimum required initial investment for Institutional Shares) before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 (or the minimum required initial investment for Institutional Shares) before the Fund takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or Uniform Gifts or Transfers to Minors Acts accounts.

Participation in Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock, by financial intermediaries that have agreements with the Distributor or in certain fee-based programs in which BlackRock participates, you may be able to buy Institutional Shares, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event, and you will pay any applicable sales charges or redemption fee.

Shareholders that participate in a fee-based program generally have two options at termination. The program can be terminated and the shares liquidated, or the program can be terminated and the shares held in an account. In general,

16

when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional Shares in the program are eligible to purchase additional shares of the respective share class of the Fund, but may be subject to upfront sales charges with respect to Investor A Shares. Additional purchases of Institutional Shares are available only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional Shares.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial professional or financial intermediary.

Calculating the Fund’s Share Price

The Fund’s share price (also known as the Fund’s net asset value (“NAV”)) is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

The Fund’s NAV is calculated at the close of regular trading on the Exchange (generally, 4:00 p.m. Eastern time) on any Business Day. If regular trading on the Exchange closes early, the time for calculating the Fund’s NAV and the deadline for share transactions will be accelerated to the earlier closing time. The NAV of the Fund is calculated based on the net asset value of the Master Portfolio in which the Fund invests. The Fund’s SAI includes a description of the methods for valuing the Master Portfolio’s investments, including a description of the circumstances in which the Master Portfolio’s investments would be valued using fair value pricing and the effects of using fair value pricing.

Short-Term Trading Policy

The Boards of Trustees of the Trust and MIP have determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Fund and its shareholders. For example, large flows of cash into and out of the Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment goal. Frequent trading may cause the Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Fund’s performance.

A fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described below under the heading “Valuation of Fund Investments.”

The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to the Fund or long-term shareholders. The Boards of Trustees of the Trust and MIP have approved the policies discussed below to seek to deter market timing activity. The Boards of Trustees of the Trust and MIP have not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Fund or shareholders.

If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption fees, as described below. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities

17

because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Fund. The Distributor has entered into agreements with respect to financial professionals, and other financial intermediaries that maintain omnibus accounts with the transfer agent pursuant to which such financial professionals and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such financial intermediary’s agreement with the Distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Certain BlackRock Funds will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions).

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a fund or long-term shareholders.

Redemption Fee

The Fund does not charge a redemption fee. However, certain BlackRock Funds listed below (the “Applicable Funds”) charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Applicable Fund shares made within 30 days of purchase or exchange.

The following BlackRock Funds assess redemption fees:

EQUITY

BlackRock All-Cap Energy & Resources Portfolio	BlackRock International Value Fund
BlackRock Energy & Resources Portfolio	BlackRock Latin America Fund, Inc.
BlackRock EuroFund	BlackRock Pacific Fund, Inc.
BlackRock Global Allocation Fund, Inc.	BlackRock Science & Technology Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Global Emerging Markets Fund, Inc.	BlackRock Small Cap Growth Equity Portfolio
BlackRock Global Financial Services Fund, Inc.	BlackRock Small Cap Growth Fund II
BlackRock Global Growth Fund, Inc.	BlackRock Small Cap Index Fund
BlackRock Global Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global SmallCap Fund, Inc.	BlackRock U.S. Opportunities Portfolio
BlackRock Health Sciences Opportunities Portfolio	BlackRock Value Opportunities Fund, Inc.
BlackRock International Fund	BlackRock World Gold Fund
BlackRock International Index Fund	MFS Research International FDP Fund
BlackRock International Opportunities Portfolio

FIXED INCOME

BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio
BlackRock Floating Rate Income Portfolio	BlackRock Strategic Income Opportunities Portfolio
BlackRock High Income Fund	BlackRock World Income Fund, Inc.
BlackRock High Yield Bond Portfolio

Dividends, Distributions and Taxes

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Fund and its U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the Fund’s SAI for additional U.S. federal income tax information.

The Fund makes distributions of its net investment income to shareholders every month. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by the Fund will be automatically reinvested in additional shares of the Fund, unless you have elected to receive distribution payments in cash.

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Distributions from your Fund’s net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the Fund’s distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

Distributions from the Fund generally are taxable as follows:

Distribution Type	Tax Status
Qualified dividend income	Qualified dividend income(1)(2)
Other income	Ordinary income(2)
Short-term capital gain	Ordinary income
Long-term capital gain	Long-term capital gain(3)

(1)

If you are an individual, your distributions attributable to the Fund’s qualified dividend income generally are taxable to you at a maximum 15% U.S. federal income tax rate, as long as you meet certain holding period and other requirements. Qualified dividend income is, in general, dividend income received from taxable U.S and certain foreign corporations. Distributions of the Fund are not expected to be attributable to qualified dividend income. Absent further legislation, the reduced rates of tax for qualified dividend income will expire for taxable years of the Fund beginning after December 31, 2012.

(2)	None of the distributions of the Fund are expected to qualify for the dividends received deductions available to corporations.
(3)

An individual’s net long-term capital gain currently is subject to a reduced maximum 15% U.S. federal income tax rate. Absent further legislation, this reduced 15% maximum tax rate on long-term capital gain is scheduled to expire for taxable years of the Fund beginning after December 31, 2012.

In addition, if you sell your Fund shares you generally will have a taxable capital gain or loss in an amount equal to the difference between the net amount of sale proceeds that you receive and your tax basis for the shares that you sell. In certain circumstances, a loss on the sale may be disallowed.

Sales proceeds generally are taxable as follows:

Transaction	Tax Status
You sell shares owned for more than one year	Long-term capital gain or loss
You sell shares owned for one year or less	Short-term capital gain or loss

If you buy the Fund’s shares shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the form of a taxable distribution. Similarly, if you buy shares of the Fund and the Fund holds appreciated securities, you will, in effect, receive part of your purchase back in a taxable distribution if and when the Fund sells the appreciated securities and distributes the realized gain on the sale. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation in its investments.

After the end of each year, the Fund will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the Fund if you fail to provide the Fund with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service (“IRS”) that you are subject to back-up withholding.

Recently enacted legislation will impose a 3.8% tax on the net investment income (which includes taxable dividends and redemption proceeds) of certain individuals, trusts and estates, for taxable years beginning after December 31, 2012.

Other recently enacted legislation will impose a 30% withholding tax on dividends and redemption proceeds paid after December 31, 2012 to (i) foreign financial institutions (as defined in Section 1471(d)(4) of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

Tax considerations for tax-exempt or foreign investors or those holding fund shares through a tax-deferred account, such as a 401(k) plan or individual retirement account, will be different. For example, shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales of Fund shares. Because each investor’s tax circumstances are unique and because tax laws are subject to change, you should consult your tax advisor about your investment.

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Master/Feeder Mutual Fund Structure

The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in the Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Fund. BFA serves as investment adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio and, therefore, the Fund.

Feeder Fund Expenses

Feeder funds, including the Fund, bear their respective master portfolio’s expenses in proportion to the amount of assets each invests in the master portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights

Under the master/feeder structure, the Trust’s Board of Trustees retains the right to withdraw the Fund’s assets from its Master Portfolio if it believes doing so is in the best interests of the Fund’s shareholders. If the Trust’s Board of Trustees decides to withdraw the Fund’s assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

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Management of the Fund

Investment Adviser

The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investment of the Master Portfolio’s assets and provides the Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP’s Board of Trustees. For its services to the Master Portfolio, BFA is entitled to receive a management fee at the annual rate of 0.08% of the Master Portfolio’s average daily net assets.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock. As of September 30, 2010, BTC and its affiliates, including BFA, had approximately $3.446 trillion in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates may deal, trade and invest for their own accounts in the types of securities in which the Master Portfolio invests.

A discussion regarding the basis for MIP’s Board of Trustees’ approval of the investment advisory agreement with BFA is available in the Fund’s annual report for the year ended December 31, 2009.

Portfolio Managers

The Master Portfolio is managed by a team of financial professionals. Information regarding the portfolio managers of the Master Portfolio is set forth below. The portfolio managers are jointly and primarily responsible for the day-to-day management of the Master Portfolio’s portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Master Portfolio shares and possible conflicts of interest, is available in the SAI.

Lee Sterne has been employed as a senior portfolio manager with BFA (formerly, Barclays Global Fund Advisors (“BGFA”)) and BTC (formerly, Barclays Global Investors, N.A. (“BGI”)) since 2004. Mr. Sterne has been a member of the Portfolio Management Team for the Master Portfolio since 1996.

John Sulski has been employed as a portfolio manager with BFA and BTC since 2009. Previously, Mr. Sulski was a portfolio manager and credit trader with BGFA and BGI from June 2004 to November 2009. Mr. Sulski has been one of the portfolio managers primarily responsible for the day-to-day management of the Master Portfolio since 2009.

Scott Radell has been employed as a portfolio manager with BFA and BTC since 2009. Mr. Radell was a credit strategist from 2003 to 2004 before becoming a portfolio manager at BGFA and BGI in 2004. Mr. Radell has been one of the portfolio managers primarily responsible for the day-to-day management of the Master Portfolio since 2009.

Administrative Services

BTC provides the following services, among others, as the Fund’s administrator:

■	Supervises the Fund’s administrative operations

■	Provides or causes to be provided management reporting and treasury administration services

■	Financial reporting

■	Legal, blue sky and tax services

■	Preparation of proxy statements and shareholder reports

■	Engaging and supervising the Shareholder Servicing Agent on behalf of the Fund

BTC is entitled to receive fees for these services at the annual rate of [    ]% of the average daily net assets of the Fund attributable to Investor A Shares and [    ]% of the average daily net assets of the Fund attributable to Institutional Shares. In addition to performing these services, BTC has agreed to bear all costs of operating the Fund, other than brokerage expenses, management fees, 12b-1 distribution or service fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the Investment Company Act and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

21

Conflicts of Interest

The investment activities of BFA and its affiliates (including BlackRock and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock’s significant shareholders, Merrill Lynch and its affiliates, including BAC (each, a “BAC Entity”), and Barclays Bank PLC and its affiliates, including Barclays (each, a “Barclays Entity”) (for convenience the BAC Entities and Barclays Entities are collectively referred to in this section as the “Entities” and each separately is referred to as an “Entity”) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock and its Affiliates or the Entities provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Fund. BlackRock and its Affiliates or the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more of the Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Fund directly and indirectly invest. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services. One or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. The trading activities of these Affiliates or Entities are carried out without reference to positions held directly or indirectly by the Fund and may result in an Affiliate or an Entity having positions that are adverse to those of the Fund. No Affiliate or Entity is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate or an Entity may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Entity and of other accounts managed by an Affiliate or an Entity, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates or Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Fund may, from time to time, enter into transactions in which an Affiliate or an Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate- or Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Affiliate or an Entity has or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments. The Fund also may invest in securities of companies for which an Affiliate or an Entity provides or may some day provide research coverage. An Affiliate or an Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates or Entities in connection with the Fund’s portfolio investment transactions.

An Entity may maintain securities indexes as part of its product offerings. Index-based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

Under a securities lending program approved by MIP’s Board of Trustees, the Master Portfolio has retained an Affiliate of BFA to serve as the securities lending agent for the Master Portfolio to the extent that the Master Portfolio participates in the securities lending program. For these services, the lending agent may receive a fee from the Master Portfolio, including a fee based on the returns earned on the Master Portfolio’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Master Portfolio may lend its portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

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Valuation of Fund Investments

When you buy shares, you pay the NAV, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their NAV, minus any applicable deferred sales charge. The Fund calculates the NAV of its shares (generally by using market quotations) each day the Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The NAV used in determining your share price is the next one calculated after your purchase or redemption order is placed.

The Fund’s assets and liabilities are valued primarily on the basis of market quotations. Equity investments are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security is primarily traded at the time of valuation. The Fund values fixed income portfolio securities using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board of Trustees. Certain short-term debt securities are valued on the basis of amortized cost. If the Fund invests in foreign securities, these securities may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund’s NAV may change on days when you will not be able to purchase or redeem the Fund’s shares. In addition, foreign currency exchange rates are generally determined as of the close of business on the Exchange. Shares of underlying open-end funds are valued at NAV.

Generally, trading in foreign securities, U.S. government securities and money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the NAV of the Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BFA to be reliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with procedures approved by the Trust’s Board of Trustees. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BFA believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset or liability is thinly traded (e.g., municipal securities and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BFA determines, in its business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last closing market price of one or more assets or liabilities held by the Fund. Foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Certain Fund Policies

Anti-Money Laundering Requirements

The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

23

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

24

Financial Highlights

The financial highlights table is intended to help investors understand the financial performance of the shares of the Fund for the past five years and for the six months ended June 30, 2010. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate of return that an investor would have earned (or lost) on an investment in shares of the Fund, assuming reinvestment of all dividends and distributions. The information for the five years ended December 31, 2009 has been audited by [                    ], whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. You may obtain copies of the annual report and semi-annual report, at no cost, by calling 1-800-441-7762 (toll-free) from 8:00 a.m. to 6:00 p.m. Eastern time on any business day.

The information provided is for the currently outstanding shares of the Fund (“Shares”). Investor A and Institutional Shares of the Fund have no performance history. The Shares would have performance substantially similar to the Investor A and Institutional Shares because the Shares, the Investor A Shares and the Institutional Shares are invested in the same portfolio of securities, and performance would differ only to the extent that the share classes have different expenses. The actual return of Investor A Shares would have been lower than that of the Shares because Investor A Shares have higher expenses than the Shares.

BlackRock Bond Index Fund

	For the Period Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$9.90	$9.82	$9.74	$9.59	$9.64	$9.93
Net investment income	0.19	0.40 [1]	0.47	0.48	0.46	0.44
Net realized and unrealized gain (loss)	0.35	0.10	0.09	0.19	(0.02)	(0.23)
Net increase from investment operations	0.54	0.50	0.56	0.67	0.44	0.21
Dividends and distributions from:
Net investment income	(0.20)	(0.42)	(0.48)	(0.52)	(0.49)	(0.50)
Return of capital	–	–	(0.00)[2]	–	–	–
Total dividends and distributions	(0.20)	(0.42)	(0.48)	(0.52)	(0.49)	(0.50)
Net asset value, end of year	$10.24	$9.90	$9.82	$9.74	$9.59	$9.64
Total Investment Return[3]
Based on net asset value	5.48%[4]	5.21%	5.91%	7.16%	4.76%	2.12%
Ratios to Average Net Assets[5]
Total expenses	0.26%[6]	0.25%	0.26%	0.28%	0.26%	0.23%
Total expenses after expense reductions	0.23%[6]	0.23%	0.23%	0.23%	0.23%	n/a
Net investment income	3.84%[6]	4.05%	4.84%	5.00%	4.83%	4.42%
Supplemental Data
Net assets, end of year (000)	$139,312	$156,688	$132,997	$111,847	$103,592	$203,771
Portfolio turnover of the Master Portfolio	17%[7]	103%[8]	89%	61%	57%	76%

[1]	Based on average shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Includes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).
[6]	Annualized.
[7]	Excluding TBA transactions, the portfolio turnover rate would have been 16%.
[8]	Excluding TBA transactions, the portfolio turnover rate would have been 87%.

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Additional Information

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information

A Statement of Additional Information (“SAI”), dated [                ], 2011, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441-7762 on any business day. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

Questions

If you have any questions about the Fund, please:

Call: 1-800-441-7762 (toll-free)

8:00 a.m. to 6:00 p.m. (Eastern time)

on any business day.

World Wide Web

General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/prospectus. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock Funds III

P.O. Box 9819

Providence, RI 02940-8019

Overnight Mail

BlackRock Funds III

101 Sabin Street

Pawtucket, RI 02860-1427

Portfolio Characteristics and Holdings

A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC website (www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

PR-BONDIND-

The information in this document is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This document is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED JANUARY 24, 2011

STATEMENT OF ADDITIONAL INFORMATION

BLACKROCK FUNDS III

Dated [            ], 2011

Fund	Ticker

BlackRock S&P 500 Stock Fund	WFSPX

BlackRock Bond Index Fund

Investor A Shares	[ ]

Institutional Shares	[ ]

Shares (No Designation)	WFBIX

BlackRock Funds III (the “Trust”) is an open-end, series management investment company. This combined Statement of Additional Information (“SAI”) contains additional information about two series of the Trust — BlackRock Bond Index Fund and BlackRock S&P 500 Stock Fund (each, a “Fund” and collectively, the “Funds”).

Each of BlackRock Bond Index Fund and BlackRock S&P 500 Stock Fund invests substantially all of its assets in Bond Index Master Portfolio and S&P 500 Stock Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), respectively, of Master Investment Portfolio (“MIP”), each of which has an investment objective substantially similar to that of the corresponding Fund. MIP is an open-end, series management investment company. BlackRock Fund Advisors (“BFA” or the “Investment Adviser”) (formerly, Barclays Global Fund Advisors) serves as investment adviser to the Master Portfolios. References to the investments, investment policies and risks of a Fund, unless otherwise indicated, should be understood to include references to the investments, investment policies and risks of such Fund’s Master Portfolio.

This SAI is not a prospectus and should be read in conjunction with each Fund’s current prospectus, dated May 1, 2010 for BlackRock S&P 500 Stock Fund and [            ], 2011 for BlackRock Bond Index Fund, (each, a “Prospectus” and collectively, the “Prospectuses”). All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. The audited financial statements for the Funds, which include the schedule of investments and report of the independent registered public accounting firm for the fiscal year ended December 31, 2009, are hereby incorporated by reference to the Funds’ annual reports and semi-annual reports. The Prospectus and copies of the annual report may be obtained without charge by calling (800) 441-7762 (toll-free).

i

History of the Trust

The Trust was organized on December 4, 2001 as a statutory trust under the laws of the State of Delaware. On August 21, 2001, the Board of Directors of Barclays Global Investors Funds, Inc. (the “Company”) approved a proposal to redomicile the Company from a Maryland corporation to a Delaware statutory trust (the “Redomiciling”). Shareholders of the Company approved the Redomiciling on November 16, 2001. The Trust was established with multiple series, including the Funds, corresponding to, and having identical designations as, the Company’s series. The Redomiciling was effected on January 11, 2002, at which time the Trust assumed the operations of the Company and adopted the Company’s registration statement. Shortly thereafter, the Company was dissolved.

The Trust’s principal office is located at 400 Howard Street, San Francisco, CA 94105. Each Fund invests all of its assets in a Master Portfolio of MIP (as shown below), which has the same or substantially same investment objective, policies and restrictions as the related Fund.

Fund	Master Portfolio in Which the Fund Invests
BlackRock Bond Index Fund	Bond Index Master Portfolio
BlackRock S&P 500 Stock Fund	S&P 500 Stock Master Portfolio

On December 1, 2009, the Trust was renamed BlackRock Funds III and certain of its series were also renamed. Bond Index Fund was renamed BlackRock Bond Index Fund and S&P 500 Stock Fund was renamed BlackRock S&P 500 Stock Fund.

Description of the Funds and their Investments and Risks

INVESTMENT OBJECTIVES AND POLICIES. The Trust is an open-end, series management investment company. Each Fund and Master Portfolio has adopted an investment objective and investment policies that may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the outstanding voting securities of such Fund or Master Portfolio, as the case may be. Non-fundamental policies may be changed without shareholder approval by the vote of a majority of the trustees of the Trust or of MIP (the “Trustees”), as the case may be, at any time.

The Funds and the Master Portfolios in which they invest are diversified funds as defined in the 1940 Act. Each Fund’s investment objective is set forth in its Prospectus. The investment objective of each Fund is non-fundamental, which means it can be changed by the Trust’s board of trustees (the “Board of Trustees” or the “Board”) without shareholder approval. The investment objective and investment policies of a Fund determine the types of portfolio securities in which the Fund invests, the degree of risk to which the Fund is subject and, ultimately, the Fund’s performance. There can be no assurance that the investment objective of either Fund will be achieved.

Investment Restrictions

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS. The Funds are subject to the following investment restrictions, all of which are fundamental policies. Each Fund may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit the Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities, and provided further that the Fund reserves the right to concentrate in any industry in which the index that the Fund tracks becomes concentrated to approximately the same degree during the same period;

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund’s cash or cash items, investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) Purchase or sell commodities, provided that: (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments; and

(8) Purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities.

With respect to paragraph (3) above, the 1940 Act currently allows each Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of each Fund’s securities that may be loaned to one-third of the value of its total assets.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS. The Funds have adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without shareholder approval by a majority of the Trustees of the Trust at any time.

(1) The Funds may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that a Fund, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds;

(2) Each Fund may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days;

(3) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of a Fund’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily;

(4) Each Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

(5) Each Fund may not write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that a Fund may enter into futures and options contracts in accordance with its investment policies; and

(6) Each Fund will provide shareholders with at least 60 days’ notice of any change to the Fund’s non-fundamental policy to invest at least 90% of the value of the Fund’s net assets, plus the amount of any borrowing for investment purposes, in securities comprising the index that the Fund tracks. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Notwithstanding any other investment policy or restriction (whether or not fundamental), each Fund may (and does) invest all of its assets in the securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as the Fund. See “Management — Master/Feeder Structure.”

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE MASTER PORTFOLIOS. The Master Portfolios are subject to the following investment restrictions, all of which are fundamental policies. These restrictions cannot be changed, as to a Master Portfolio, without approval by the holders of a majority (as described in the 1940 Act) of the Master Portfolio’s outstanding voting interest. Each Master Portfolio may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Master Portfolio’s investments in that industry would equal or exceed 25% of the current value of the Master Portfolio’s total assets, provided that this restriction does not limit a Master Portfolio’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities, and provided further that the Master Portfolios reserve the right to concentrate in any industry in which the index that each respective Master Portfolio tracks becomes concentrated to approximately the same degree during the same period;

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of a Master Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Master Portfolio’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Master Portfolio’s cash or cash items, investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Master Portfolio’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Master Portfolios of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolios shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolios from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments; and

(8) Purchase securities on margin, but each Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

With respect to paragraph (3) above, the 1940 Act currently allows a Master Portfolio to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of a Master Portfolio’s securities that may be loaned to one-third of the value of its total assets.

NON-FUNDAMENTAL RESTRICTIONS OF THE MASTER PORTFOLIOS.

(1) Each Master Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that a Master Portfolio, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which the Master Portfolios invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolios;

(2) Each Master Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days;

(3) Each Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily;

(4) Each Master Portfolio may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs; and

(5) Each Master Portfolio will provide interestholders with at least 60 days’ notice of any change to the Master Portfolio’s non-fundamental policy to invest at least 90% of the value of the Master Portfolio’s net assets, plus the amount of any borrowing for investment purposes, in securities comprising the index that the Master Portfolio tracks. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Investments and Risks of the Master Portfolios

The Master Portfolios in which the Funds invest may invest in the securities described below. To avoid the need to refer to both the Funds and the Master Portfolios in every instance, references in the following sections to a Fund generally include the Fund and the corresponding Master Portfolio.

ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES. BlackRock Bond Index Fund may invest in asset-backed and commercial mortgage-backed securities. Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, “passed through” to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments or extensions, can often be shorter or longer (as the case may be) than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security’s stated maturity may be shortened or extended, and the security’s total return may be difficult to predict precisely. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. Also see “Mortgage Pass-Through Securities” and “Mortgage Securities.”

BONDS. BlackRock Bond Index Fund invests a substantial portion of its assets in U.S. registered, dollar-denominated bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. An issuer may have the right to redeem or “call” a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased at a discount pay less current income than securities with comparable yields that are purchased at face value, with the result that prices for such fixed-rate securities can be more volatile than prices for such securities that are purchased at face value. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds. See “Floating-Rate and Variable-Rate Obligations” below. The Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (also backed by specified collateral).

BORROWING. Each Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage (i.e., risk of gain or loss disproportionately higher than the amount invested) have characteristics similar to borrowings. The Funds maintain liquid assets in connection with those types of transactions.

EQUITY SECURITIES. Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries, sectors or geographic regions represented in those markets, or individual issuers. The types of developments that may affect an issuer of an equity security include management performance, financial leverage and reduced demand for the issuer’s goods or services. Common and preferred stock represent equity or ownership interests in an issuer. Preferred stock, however, pays dividends at a specified rate and has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS. BlackRock Bond Index Fund may purchase floating-rate and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, as defined in Rule 2a-7 of the 1940 Act. Variable-rate demand notes including master demand notes are demand obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations that are not so rated only if BFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. BFA considers on an ongoing basis the creditworthiness of the issuers of the floating-rate and variable-rate demand obligations in the Fund’s portfolio.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS. Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although a Fund will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by BFA.

FUTURES CONTRACTS AND OPTIONS TRANSACTIONS. Each Fund may enter into futures contracts and may purchase and write (i.e., sell) options. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are also subject to market risk (i.e., exposure to adverse price changes). In addition, in employing futures contracts as a hedge against cash market price volatility, futures prices may correlate imperfectly with the prices of securities held by a Fund. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute.

Each Fund may engage only in futures contract transactions involving: (i) the sale of a futures contract (i.e., a short position) to hedge the value of securities held by the Fund; (ii) the purchase of a futures contract when the Fund holds a short position having the same delivery month (i.e., a long position offsetting a short position); or (iii) the purchase of a futures contract to permit the Fund to, in effect, participate in the market for the designated securities underlying the futures contract without actually owning such designated securities. If a Fund enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset, in whole or in part, by a loss on the futures contract. If, instead, a Fund purchases a futures contract as a substitute for investing in the designated underlying securities, the Fund will experience gains or losses that correspond generally to gains or losses in the underlying securities.

Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments on variation margin.

Upon the exercise of an option on a futures contract, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily and that change would be reflected in the value of a Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed upon price per share times the number of shares minus the premium received from writing the put.

Each Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 of the U.S. Commodity Exchange Act, as amended (the “Commodity Exchange Act”), and, therefore, neither Fund is subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Each Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Fund or that are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund.

HYBRID ARM SECURITIES. The BlackRock Bond Index Fund may invest in hybird ARM securities. Hybrid ARM securities are interests in pools of hybrid adjustable-rate mortgages (“hybrid ARMs”). A hybrid ARM is a mortgage in which the interest rate is fixed for a specified period and then resets periodically, or floats, for the remaining mortgage term. After the initial fixed-interest rate period, the interest rate on a hybrid ARM can be reset by a maximum specified amount to an adjustable rate based on a margin over an identified index. As with other adjustable rate mortgages, the adjustable interest rates on hybrid ARMs are subject to periodic and lifetime caps on the increased rates that mortgagors are required to pay.

Hybrid ARM securities are subject to a combination of the risks associated with fixed-rate and adjustable-rate mortgage-backed securities. If a greater percentage of the mortgage pool backing a hybrid ARM security consists of hybrid ARMS in their initial fixed-rate mode, the hybrid ARM securities will be more susceptible to the risks associated with fixed-rate bonds and mortgage-backed securities. These risks would include possible reductions in market value (i) during periods of rising interest rates and (ii) due to the unanticipated shortening or extension of the security’s average life resulting from unforeseen mortgage prepayment patterns. If a greater percentage of the underlying mortgage pool consists of hybrid ARMs in their adjustable-rate mode, the hybrid ARM securities will be more susceptible to the risks associated with capped adjustable-rate securities. These risks include (i) the possibility of reduced yields during periods of falling interest rates, (ii) possible reductions in market value if market interest rates rise above the interest rate caps on the underlying hybrid ARMs, and (iii) possible increases in mortgage default rates to the extent that mortgagors are unable to afford higher adjustable mortgage rates.

Because hybrid ARM securities are more complex than conventional fixed-rate and adjustable-rate mortgage-backed securities, it may be more difficult for investors to analyze and predict how the values of hybrid ARM securities will change in response to market interest rate and credit conditions. As a result of this uncertainty, a hybrid ARM security could suffer from a disproportionate reduction in value or loss of market liquidity during periods of volatile interest rates or credit market disruptions.

ILLIQUID SECURITIES. Each Fund may invest up to 15% of the value of its net assets in securities for which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating-rate and variable-rate demand obligations as to which a Fund cannot exercise a demand feature on not more than seven days’ notice and as to which there is no secondary market, and repurchase agreements providing for settlement more than seven days after notice.

INTEREST-RATE AND INDEX SWAPS. BlackRock Bond Index Fund may enter into interest-rate and index swaps. Interest-rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions.

Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If a Fund enters into a swap transaction, cash or securities may be posted by or to the Fund as collateral in accordance with the terms of the swap agreement. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Fund or other party, the risk of loss to the Fund would generally be limited to the net amount of payments that the Fund is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction or swap transactions, it is determined that the Fund would be obligated to make a net payment with respect to the swap transaction or swap transactions. In the event the other party to the swap transaction or swap transactions were to owe a net amount to the Fund upon an early termination of the swap agreements as described above, the Fund could be exposed to the risk of loss in the event that any collateral held by the Fund would be insufficient.

INTEREST-RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST-RATE FUTURES CONTRACTS. BlackRock Bond Index Fund may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest-rate futures and price movements in the Fund’s portfolio securities which are the subject of the transaction.

INVESTMENT COMPANIES AND EXCHANGE-TRADED FUNDS. Each Fund may invest in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the Funds and BFA, to the extent permitted under the 1940 Act. As a general matter, under the 1940 Act, investment in such securities is limited to: (i) 3% of the outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of a Fund’s total assets with respect to all such companies in the aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of money market funds, including those advised by BFA or otherwise affiliated with BFA, in excess of the limits discussed above.

The Funds may purchase shares of exchange-traded funds (“ETFs”). Typically, a Fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts-to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. A Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index. The Funds may invest a portion of their assets in shares of ETFs that are advised by BFA. BFA will receive investment advisory fees at both the

Fund level and the ETF level for investments by a Fund in shares of an ETF advised by BFA. Because most ETFs are investment companies, a Fund’s purchases of ETF shares generally are subject to the 3/5/10% limitations described above. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the stocks owned by the ETF decrease. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF’s shares may trade at a discount to their net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

LETTERS OF CREDIT. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) that BlackRock Bond Index Fund may purchase may be backed by an unconditional and irrevocable letter of credit issued by a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BFA, are of comparable quality to issuers of other permitted investments of such Fund may be used for letter of credit-backed investments.

LOANS OF PORTFOLIO SECURITIES. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by MIP’s Board of Trustees. BlackRock Institutional Trust Company, N.A. (“BTC”) (formerly, Barclays Global Investors, N.A.) acts as securities lending agent for the Funds, subject to the overall supervision of BFA. BTC receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

MORTGAGE PASS-THROUGH SECURITIES. BlackRock Bond Index Fund may invest in mortgage pass-through securities, which are a category of pass-through securities backed by pools of mortgages and issued by the Government National Mortgage Association (“Ginnie Mae”) or by one of several U.S. Government-sponsored entities, such as the Federal National Mortgage Association (“Fannie Mae”), the

Federal Home Loan Mortgage Corporation (“Freddie Mac”) or the Federal Home Loan Banks (“FHLBs”). In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a PRO RATA share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

A significant portion of the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Aggregate Index”) (about 35.68%, as of March 31, 2010) represents the U.S. agency mortgage pass-through segment of the U.S. investment-grade bond market. Therefore, a substantial portion of BlackRock Bond Index Fund is invested to seek exposure to a representative sample of U.S. agency mortgage pass-through securities. The portion of the Barclays Aggregate Index representing the mortgage pass-through segment of the U.S. investment-grade bond market is comprised of multiple pools of mortgage pass-through securities.

Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate, and investors in mortgage securities may have to accept, less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Should the government adopt new laws providing mortgage borrowers with additional rights to renegotiate interest rates, alter terms, obtain orders to modify their mortgage terms through the bankruptcy courts, or otherwise allow borrowers to modify or restructure existing mortgages, this may negatively impact mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the Fund may obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of “to-be-announced” or “TBA” transactions. “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to the settlement date. The Fund may use TBA transactions in several ways. For example, the Fund may regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, the Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BFA will monitor the creditworthiness of such counterparties. The use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and to pay higher capital gain distributions, which may result in larger amounts of short-term capital gains allocable to interestholders.

MORTGAGE SECURITIES. The BlackRock Bond Index Fund may invest in mortgage securities. Mortgage securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations, make payments of both principal and interest at a range of specified intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.

The value of mortgage securities may change due to shifts in the market’s perception of the creditworthiness of issuers and changes in interest rates or liquidity. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

Non-government mortgage securities may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk. Prepayment risk is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities. In addition, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Also see “Asset-Backed Securities and Commercial Mortgage-Backed Securities,” “Hybrid ARM Securities” and “Mortgage Pass-Through Securities.”

MUNICIPAL SECURITIES. Municipal securities are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower-rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. Municipal securities in which BlackRock Bond Index Fund may invest include, but are not limited to, municipal lease obligations and securities issued by entities whose underlying assets are municipal bonds. There is no guarantee that income from municipal securities will be exempt from federal and state taxes. Changes in federal or state tax treatment of municipal securities may make municipal securities less attractive as investments or cause them to lose value.

In addition, the Fund may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable-rate security and the other, a residual interest bond. The interest rate for the variable-rate security is determined by an index or an auction process held approximately every seven to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, each Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, the collateral for a repurchase agreement may include (i) cash items; (ii) obligations issued by the U.S. Government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest rating category generally by at least two nationally recognized statistical rating organizations (“NRSRO”), or, if unrated, determined to be of comparable quality by BFA. Collateral, however, is not limited to the foregoing and may include for example obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a non-money market fund, the repurchase obligation of a seller must be of comparable credit quality to securities which are rated in one of the two highest rating categories by any NRSRO.

Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.

RESTRICTED SECURITIES. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to a Fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the restricted security’s holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell the security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if a Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of a Fund’s assets. Each Fund will maintain liquid assets having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

SECURITIES OF NON-U.S. ISSUERS. Each Fund may invest in certain securities of non-U.S. issuers. Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation or war, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, potential restrictions of the flow of international capital, transaction costs of foreign currency conversions, generally less liquid and less efficient securities markets, generally greater price volatility, less publicly available information about issuers, the imposition of withholding or other taxes, higher transaction and custody costs, delays and risks attendant in settlement procedures, difficulties in enforcing contractual obligations, significantly smaller market capitalization of most non-U.S. securities markets, lesser levels of regulation of the securities markets, and more substantial government interference with the economy. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. In addition, changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

Securities issued by certain companies organized outside the United States may not be deemed to be foreign securities (but rather deemed to be U.S. securities) if the company’s principal operations are conducted from the U.S., the company’s equity securities trade principally on a U.S. stock exchange, or the company does a substantial amount of business in the U.S.

Obligations of Foreign Governments, Supranational Entities and Banks

Each Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which such Fund may invest. The Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the

Asian Development Bank and the InterAmerican Development Bank. The percentage of each Fund’s assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Each Fund may invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

Foreign Equity Securities and Depositary Receipts

BlackRock S&P 500 Stock Fund’s assets may be invested in the securities of foreign issuers and American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs,” sometimes referred to as Continental Depositary Receipts (“CDRs”)) of such issuers (ADRs and EDRs or CDRs, collectively “Depositary Receipts”).

ADRs and EDRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and CDRs are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the U.S. securities markets and EDRs and CDRs in bearer form are designed for use in Europe. The Fund may invest in ADRs, EDRs and CDRs through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

SHORT-TERM INSTRUMENTS. Each Fund may invest in various money market instruments. Money market instruments are generally short-term investments that may include but are not limited to: (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit (CDs), bankers’ acceptances, fixed time deposits and other obligations of domestic banks (including non-U.S. branches); (iii) commercial paper; (iv) non-convertible corporate debt securities (E.G., bonds and debentures); (v) repurchase agreements; and (vi) U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market mutual funds, including those managed by BFA.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. BlackRock S&P 500 Stock Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. An index futures contract is a standardized agreement between two parties that commits one party to buy and the other party to sell a stipulated quantity of a market index at a set price on or before a given date in the future. The seller never actually delivers “shares” of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date, with the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher. The Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

An option on a stock index is similar to an option on a stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars, multiplied by a specified multiplier. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset a position in stock index options prior to expiration by entering into a closing transaction on an exchange or the writer may let the option expire unexercised.

UNRATED, DOWNGRADED AND BELOW INVESTMENT-GRADE INVESTMENTS. The Funds may purchase an instrument that is not rated if, in the opinion of BFA, such obligation is of an investment quality that is comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by the Fund provided that the amount of such securities held by a Fund does not exceed 5% of the Fund’s net assets. To the extent the ratings given by Moody’s (Reg. TM) Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (Reg. TM), a division of The McGraw-Hill Companies, Inc. (“S&P”) may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.

The Funds are not required to sell downgraded securities, and each Fund could hold up to 5% of its net assets in debt securities rated below “Baa” by Moody’s or below “BBB” by S&P or, if unrated, low quality (below investment-grade) securities.

Although they may offer higher yields than do higher-rated securities, low-rated and unrated low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated and unrated low quality debt are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of a Fund’s interests.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated or unrated low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated or unrated low quality debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent it holds low-rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund held exclusively higher-rated or higher quality securities.

Low-rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher-rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low-rated or unrated low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Funds may incur additional expenses to seek recovery.

U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in various types of U.S. government obligations. A U.S. government obligation is a type of bond. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Ginnie Mae certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Fannie Mae, Freddie Mac or FHLB notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

WARRANTS. BlackRock S&P 500 Stock Fund may invest up to 5% of net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), including not more than 2% of its net assets in warrants which are not listed on the New York Stock Exchange (“NYSE”) or the NYSE Amex Equities (f/k/a American Stock Exchange). A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specified amount of the corporation’s capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Fund may only purchase warrants on securities in which the Fund may invest directly.

BLACKROCK S&P 500 STOCK FUND AND S&P 500 STOCK MASTER PORTFOLIO. Neither the Fund nor the Master Portfolio is sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the Fund, the Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index that is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund’s shares or the timing of the issuance or sale of the Fund’s shares or in the determination or calculation of the equation by which the Fund’s shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund’s shares.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Selective Disclosure of Portfolio Holdings

Pursuant to policies and procedures adopted by the Trust, MIP and BFA, the Trust, MIP and BFA may, under certain circumstances as set forth below, make selective disclosure with respect to a Fund’s or Master Portfolio’s portfolio holdings. The Boards of Trustees of the Trust and MIP have approved the adoption by the Trust and MIP of the policies and procedures set forth below, and have delegated to BFA the responsibility for ongoing monitoring and supervision to ensure compliance with these policies and procedures. The Boards of Trustees provide ongoing oversight of the Trust’s, MIP’s and BFA’s compliance with the policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s and MIP’s Chief Compliance Officer at least quarterly and more often, as necessary, reports on compliance with these policies and procedures, including reports on any violations of these policies and procedures that may occur. In addition, the Trustees receive an annual assessment of the adequacy and effectiveness of the policies and procedures with respect to the Trust and MIP, and any changes thereto, and an annual review of the operation of the policies and procedures.

Examples of the information that may be disclosed pursuant to the Trust’s and MIP’s policies and procedures would include (but is not limited to) specific portfolio holdings — including the number of shares held, weightings of particular holdings, specific sector and industry weightings, trading details, and the portfolio manager’s discussion of Fund or Master Portfolio performance and reasoning for significant changes in portfolio composition. This information may be both material non-public information (“Confidential Information”) and proprietary information of the firm. The Trust or MIP may disclose such information to individual investors, institutional investors, financial advisers and other financial intermediaries that sell the Trust’s shares, affiliates of the Trust or MIP, third party service providers to the Trust or MIP, lenders to the Trust or MIP, and independent rating agencies and ranking organizations. The Trust, MIP, BFA and its affiliates receive no compensation or other consideration with respect to such disclosures.

Subject to the exceptions set forth below, Confidential Information relating to a Fund or Master Portfolio may not be disclosed to persons not employed by BFA or its affiliates unless such information has been publicly disclosed via a filing with the Commission (e.g., Trust annual report), a press release or placement on a publicly-available internet website. If the Confidential Information has not been publicly disclosed, an employee of BFA who wishes to distribute Confidential Information relating to the Trust or MIP must first do the following: (i) require the person or company receiving the Confidential Information to sign, before BFA will provide disclosure of any such information, a confidentiality agreement approved by an attorney in BFA’s Legal Department in which the person or company (a) agrees to use the Confidential Information solely in connection with a legitimate business use (i.e., due diligence, etc.) and (b) agrees not to trade on the basis of the information so provided; (ii) obtain the authorization of an attorney in BFA’s Legal Department prior to disclosure; and (iii) only distribute Confidential Information that is at least thirty (30) calendar days old unless a shorter period has specifically been approved by an attorney in BFA’s Legal Department.

Prior to providing any authorization for such disclosure of Confidential Information, an attorney in BFA’s Legal Department must review the proposed arrangement and make a determination that it is in the best interests of the Trust’s shareholders. In connection with day-to-day portfolio management, the Trust or MIP may disclose Confidential Information to executing broker-dealers that is less than 30 days old in order to facilitate the purchase and sale of portfolio holdings. The Trust and MIP have adopted policies and procedures, including a Code of Ethics, Code of Conduct, and various policies regarding securities trading and trade allocations, to address potential conflicts of interest that may arise in connection with disclosure of Confidential Information. These procedures are designed, among other things, to prohibit personal trading based on Confidential Information, to ensure that portfolio transactions are conducted in the best interests of the Trust and its shareholders and to prevent portfolio management from using Confidential Information for the benefit of one Fund, Master Portfolio or account at the expense of another. In addition, as noted, an attorney in BFA’s Legal Department must determine that disclosure of Confidential Information is for a legitimate business purpose and is in the best interests of the Trust’s shareholders, and that any conflicts of interest created by release of the Confidential Information have been addressed by BFA’s existing policies and procedures. For more information with respect to potential conflicts of interest, see the section entitled “Management — Potential Conflicts of Interest” in this Statement of Additional Information.

Confidential Information — whether or not publicly disclosed — may be disclosed to Trust Trustees, the independent Trustees’ counsel, the Trust’s outside counsel, accounting services provider and independent registered public accounting firm without meeting the conditions outlined above. Confidential Information may, with the prior approval of the Trust’s Chief Compliance Officer or BFA’s General Counsel, also be disclosed to any auditor of the parties to a service agreement involving the Trust or MIP, or as required by judicial or administrative process or otherwise by applicable law or regulation. If Confidential Information is disclosed to such persons, each such person will be subject to restrictions on trading in the subject securities under either the Trust’s, MIP’s and BFA’s Code of Ethics or an applicable confidentiality agreement, or under applicable laws or regulations or court order.

BFA has entered into ongoing arrangements to provide monthly and quarterly selective disclosure of Trust and MIP portfolio holdings to the following persons or entities:

Trust’s and MIP’s Boards of Trustees and, if necessary independent Trustees’ counsel and Trust counsel

Trust’s Transfer Agent

Trust’s and MIP’s independent registered public accounting firm

Trust’s and MIP’s accounting services provider

MIP Custodian

MIP’s pricing services — Interactive Data Corp. and Reuters, Inc.

Independent rating agencies — Morningstar, Inc., Lipper Inc., Moody’s Investors Service, Inc., Standard & Poor’s and Fitch Ratings

Information aggregators — Wall Street on Demand, Thomson Financial and Bloomberg, eVestment Alliance, Informa/PSN Investment Solutions, Crane Data and iMoneyNet

Sponsors of 401(k) plans that include BlackRock-advised Funds — E.I. Dupont de Nemours and Company, Inc.

Consultants for pension plans that invest in BlackRock-advised Funds — Rocaton Investment Advisors, LLC; Mercer Investment Consulting; Watson Wyatt Investment Consulting; Towers Perrin HR Services; Pinnacle West; Callan Associates; Brockhouse & Cooper; Cambridge Associates; Mercer; Morningstar/Investorforce; Russell Investments (Mellon Analytical Solutions); and Wilshire Associates

Pricing Vendors — Reuters Pricing Service, Bloomberg, FT Interactive Data (FT IDC), ITG, Telekurs Financial, FactSet, Pricing Direct (formerly Bear Stearns Pricing Service), Standard and Poor’s Security Evaluations Service, Lehman Index Pricing, Bank of America High Yield Index, Loan Pricing Corporation (LPC), LoanX, Super Derivatives, IBOXX Index, Barclays Euro Gov’t Inflation-Linked Bond Index, JPMorgan Emerging & Developed Market Index, Reuters/WM Company, Nomura BPI Index, Japan Securities Dealers Association.

Portfolio Compliance Consultants — Oracle/i-Flex Solutions, Inc.

Third-party feeder funds — Hewitt Money Market Fund, Hewitt Series Fund, Hewitt Financial Services LLC, PayPal Money Market Fund, PayPal Funds, PayPal Asset Management, Inc., Homestead, Inc., Transamerica and State Farm Mutual Fund Trust, and their respective boards, sponsors, administrators and other service providers

Affiliated feeder funds — BlackRock Cayman Prime Money Market Fund, Ltd. and BlackRock Cayman Treasury Money Market Fund Ltd., and their respective boards, sponsors, administrators and other service providers

Other — Chicago Mercantile Exchange, Inc., Be Creative, Inc. and Investment Company Institute

Other than with respect to the Board of Trustees, each of the persons or entities set forth above is subject to an agreement to keep the information disclosed confidential and to use it only for legitimate business purposes. Each Trustee has a fiduciary duty as a trustee to act in the best interests of the Trust and its shareholders. Selective disclosure is made to the Board of Trustees and independent registered public accounting firm at least quarterly and otherwise as frequently as necessary to enable such persons or entities to provide services to the Trust. Selective disclosure is made to the Trust’s Transfer Agent, accounting services provider, and Custodian as frequently as necessary to enable such persons or entities to provide services to the Trust, typically on a daily basis. Disclosure is made to Lipper Inc. and Wall Street on Demand on a monthly basis and to Morningstar and Thomson Financial on a quarterly basis, and to each such firm upon specific request with the approval of BFA’s Legal Department. Disclosure is made to 401(k) plan sponsors on a yearly basis and pension plan consultants on a quarterly basis.

The Trust and BFA monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Trust’s and BFA’s Code of Ethics and Code of Conduct — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — BFA’s compliance personnel under the supervision of the Trust’s Chief Compliance Officer, monitor BFA’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, BFA maintains an internal restricted list to prevent trading by the personnel of BFA or its affiliates in securities — including securities held by the Trust or MIP — about which BFA has Confidential Information. There can be no assurance, however, that the Trust’s policies and procedures with respect to the selective disclosure of Trust portfolio holdings will prevent the misuse of such information by individuals or firms that receive such information

Management

The Board consists of thirteen individuals (each, a “Trustee”), eleven of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”). The same individuals serve on the Board of Trustees of MIP. The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds (the Equity-Liquidity Complex and the Equity-Bond Complex) and one complex of exchange-traded funds (each, a “BlackRock Fund Complex”). The Trust and MIP are included in the BlackRock Fund Complex referred to as the Equity-Liquidity Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the Equity-Liquidity Complex.

The Board of Trustees has overall responsibility for the oversight of the Trust and the Funds. The Co-Chairs of the Board are Independent Trustees, and the Chair of each Board committee (each, a “Committee”) is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee. The Board also has one ad hoc committee, the Joint Product Pricing Committee. The role of the Co-Chairs of the Board is to preside at all meetings of the Board, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chair of each Committee performs a similar role with respect to the Committee. The Co-Chairs of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Fund management, in executive session or with other service providers to each Fund. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing

Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged BFA to manage each Fund on a day-to-day basis. The Board is responsible for overseeing BFA, other service providers, the operations of each Fund and associated risk in accordance with the provisions of the 1940 Act, state law, other applicable laws, the Trust’s charter, and each Fund’s investment objectives and strategies. The Board reviews, on an ongoing basis, each Fund’s performance, operations, and investment strategies and techniques. The Board also conducts reviews of BFA and its role in running the operations of each Fund.

Day-to-day risk management with respect to each Fund is the responsibility of BFA or of subadvisers or other service providers (depending on the nature of the risk), subject to the supervision of BFA. Each Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by BFA and the subadvisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to each Fund. Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for each Fund, subadvisers, and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by each Fund and management’s or the service provider’s risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of each Fund’s activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of each Fund’s compliance program and reports to the Board regarding compliance matters for each Fund and its service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The members of the Audit Committee are Kenneth L. Urish (Chair), Herbert I. London and Frederick W. Winter, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of the Trust’s independent registered public accounting firm (the “independent auditors”) and to oversee the independent auditors’ work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for each Fund; (3) review the conduct and results of each audit and discuss each Fund’s audited financial statements; (4) review any issues raised by the independent auditors or Fund management regarding the accounting or financial reporting policies and practices of each Fund and the internal controls of each Fund and certain service providers; (5) oversee the performance of (a) each Fund’s internal audit function provided by its investment adviser and (b) the independent auditors; (6) discuss with Fund management its policies regarding risk assessment and risk management as such matters relate to each Fund’s financial reporting and controls and (7) resolve any disagreements between Fund management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee. During the fiscal year-ended December 31, 2010, the Audit Committee met [    ] times.

The members of the Governance and Nominating Committee (the “Governance Committee”) are Dr. Matina S. Horner (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and Committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and Committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended December 31, 2010, the Governance Committee met [    ] times.

The members of the Compliance Committee are Joseph P. Platt (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BlackRock and the Trust’s third-party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate recommend policies concerning, the Trust’s compliance with applicable law; and (3) review reports from, oversee the annual performance review of, and make certain recommendations regarding the Trust’s Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended December 31, 2010, the Compliance Committee met [    ] times.

The members of the Performance Oversight and Contract Committee (the “Performance Oversight Committee”) are David O. Beim (Chair), Toby Rosenblatt (Vice Chair), Ronald W. Forbes and Rodney D. Johnson, all of whom are Independent Trustees. The Performance Oversight Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee each Fund’s investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee’s responsibilities include, without limitation, to (1) review each Fund’s investment objectives, policies and practices and each Fund’s investment performance; (2) review information on appropriate benchmarks and competitive universes and unusual or exceptional investment matters; (3) review personnel and resources devoted to management of each Fund and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (4) recommend any required action regarding change in fundamental and non-fundamental investment policies and restrictions, Fund mergers or liquidations; (5) request and review information on the nature, extent and quality of services provided to the shareholders; and (6) make recommendations to the Board concerning the approval or renewal of investment advisory agreements. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended December 31, 2010, the Performance Oversight Committee met [    ] times.

The Boards of the Equity-Liquidity Complex, the Equity-Bond Complex and the closed-end BlackRock Fund Complex established the ad hoc Joint Product Pricing Committee (the “Product Pricing Committee”) comprised of nine members drawn from the independent board members serving on the boards of these BlackRock Fund Complexes. Ronald W. Forbes and Rodney D. Johnson are members of the Product Pricing Committee representing the Equity-Liquidity Complex. Two independent board members representing the closed-end BlackRock Fund Complex and five independent board members representing the Equity-Bond Complex serve on the Product Pricing Committee. The Product Pricing Committee is chaired by an independent board member from the Equity-Bond Complex. The purpose of the Product Pricing Committee is to review the components and pricing structure of the non-money market funds in the BlackRock Fund Complexes. During the fiscal year ended December 31, 2010, the Product Pricing Committee met [    ] times.

The members of the Executive Committee are Ronald W. Forbes and Rodney D. Johnson, both of whom are Independent Trustees, and Richard S. Davis, who serves as an interested Trustee. The principal responsibilities of the Executive Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Executive Committee by the Board. The Board has adopted a written charter for the Executive Committee. During the fiscal year ended December 31, 2010, the Executive Committee met [    ] times.

The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the “Statement of Policy”). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with each Fund’s investment adviser, sub-advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties as Trustees.

Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Trust and the other funds in the BlackRock Fund Complex (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; ongoing commitment and participation in Board and Committee meetings, as well as his or her leadership of standing and ad hoc committees throughout the years; or other relevant life experiences.

The table below discusses some of the experiences, qualifications and skills of each of the Trustees that support the conclusion that each Trustee should serve (or continue to serve) on the Board.

Trustees	Experience, Qualifications and Skills

Independent Trustees

David O. Beim	David O. Beim has served for approximately 12 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy Merrill Lynch Investment Managers, LP (“MLIM”) funds. Mr. Beim has served as a professor of finance and economics at the Columbia University Graduate School of Business since 1991 and has taught courses on corporate finance, international banking and emerging financial markets. The Board benefits from the perspective and background gained by his almost 20 years of academic experience. He has published numerous articles and books on a range of topics, including, among others, banking and finance. In addition, Mr. Beim spent 25 years in investment banking, including starting and running the investment banking business at Bankers Trust Company.

Ronald W. Forbes	Ronald W. Forbes has served for more than 30 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy MLIM funds. This length of service provides Mr. Forbes with direct knowledge of the operation of the Funds and the business and regulatory issues facing the Funds. He currently serves as professor emeritus at the School of Business at the State University of New York at Albany, and has served as a professor of finance thereof since 1989. Mr. Forbes’ experience as a professor of finance provides valuable background for his service on the Board. Mr. Forbes has also served as a member of the task force on municipal securities markets for Twentieth Century Fund.

Dr. Matina S. Horner	Dr. Matina S. Horner has served for approximately 6 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. The Board benefits from her service as executive vice president of Teachers Insurance and Annuity Association and College Retirement Equities Fund. This experience provided Dr. Horner with management and corporate governance experience. In addition, Dr. Horner served as a professor in the Department of Psychology at Harvard University and served as President of Radcliffe College for 17 years. Dr. Horner also served on various public, private and non-profit boards.

Rodney D. Johnson	Rodney D. Johnson has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. He has over 25 years of experience as a financial advisor covering a range of engagements, which has broadened his knowledge of and experience with the investment management business. Prior to founding Fairmount Capital Advisors, Inc., Mr. Johnson served as Chief Investment Officer of Temple University for two years. He served as Director of Finance and Managing Director, in addition to a variety of other roles, for the City of Philadelphia, and has extensive experience in municipal finance. Mr. Johnson was also a tenured associate professor of finance at Temple University and a research economist with the Federal Reserve Bank of Philadelphia.

Trustees	Experience, Qualifications and Skills

Herbert I. London	Herbert I. London has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy MLIM funds. Dr. London’s experience as president of the Hudson Institute, a world renowned think tank in Washington D.C., since 1997; and in various positions at New York University provide both background and perspective on financial, economic and global issues, which enhance his service on the Board. He has authored several books and numerous articles, which have appeared in major newspapers and journals throughout the United States.

Cynthia A. Montgomery	Cynthia A. Montgomery has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy MLIM funds. The Board benefits from Ms. Montgomery’s more than 20 years of academic experience as a professor at Harvard Business School where she taught courses on corporate strategy and corporate governance. Ms. Montgomery also has business management and corporate governance experience through her service on the corporate boards of a variety of public companies. She has also authored numerous articles and books on these topics.

Joseph P. Platt	Joseph P. Platt has served for approximately 11 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. Mr. Platt currently serves as general partner at Thorn Partners, LP, a private investment company. Prior to his joining Thorn Partners, LP, he was an owner, director and executive vice president with Johnson and Higgins, an insurance broker and employee benefits consultant. He has over 25 years experience in the areas of insurance, compensation and benefits. Mr. Platt also serves on the boards of private, public and non-profit companies.

Robert C. Robb, Jr.	Robert C. Robb, Jr. has served for approximately 11 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. Mr. Robb has over 30 years of experience in management consulting and has worked with many companies and business associations located throughout the United States. Mr. Robb brings to the Board a wealth of practical business experience across a range of industries.

Toby Rosenblatt	Toby Rosenblatt has served for approximately 19 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. He has served as president and general partner of Founders Investments, Ltd., a private investment limited partnership, since 1999, providing him with relevant experience with the issues faced by investment management firms and their clients. Mr. Rosenblatt has been active in the civic arena and has served as a trustee of a number of community and educational organizations for over 30 years.

Kenneth L. Urish	Kenneth L. Urish has served for approximately 11 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. He has over 30 years of experience in public accounting. Mr. Urish has served as a managing member of an accounting and consulting firm. Mr. Urish has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable SEC rules.

Frederick W. Winter	Frederick W. Winter has served for approximately 11 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. The Board benefits from Mr. Winter’s years of academic experience, having served as a professor and dean emeritus of the Joseph M. Katz Graduate School of Business at the University of Pittsburgh since 2005, and dean thereof since 1997. He is widely regarded as a specialist in marketing strategy, marketing management, business-to-business marketing and services marketing. He has also served as a consultant to more than 50 different firms.

Interested Trustees

Richard S. Davis	Richard S. Davis’s experience as a Managing Director of BlackRock, Inc. and Chief Executive Officer of State Street Research & Management Company benefits the Funds by providing them with additional business leadership and experience, while adding the benefit of his diverse knowledge concerning investment management firms. In addition Mr. Davis’s experiences as the Chairman of State Street Research Mutual Funds and SSR Realty provide the Funds with a wealth of practical business knowledge and leadership. Mr. Davis’s previous service on and long-standing relationship with the Board also provide him with a specific understanding of the Funds, their operations, and the business and regulatory issues facing the Funds.

Henry Gabbay	Henry Gabbay’s many years of experience in finance provides the Board with a wealth of practical business knowledge and leadership. In particular, Mr. Gabbay’s experience as a Consultant for and Managing Director of BlackRock, Inc., Chief Administrative Officer of BlackRock Advisors, LLC and President of BlackRock Funds provides the Funds with greater insight into the analysis and evaluation of both their existing investment portfolios and potential future investments as well as enhanced oversight of their investment decisions and investment valuation processes. In addition, Mr. Gabbay’s former positions as Chief Administrative Officer of BlackRock Advisors, LLC and as Treasurer of certain closed-end funds in the BlackRock Fund Complex provide the Board with direct knowledge of the operations of the Funds and their investment advisers. Mr. Gabbay’s previous service on and long-standing relationship with the Board also provide him with a specific understanding of the Funds, their operations, and the business and regulatory issues facing the Funds.

Certain biographical and other information relating to the Trustees of the Trust is set forth below, including address and year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and investment portfolios overseen in the BlackRock-advised Funds, and any public directorships.

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Independent Trustees[1]

David O. Beim[3] 55 East 52nd Street New York, NY 10055 1940	Trustee	2009 to present	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.	36 RICs consisting of 95 Portfolios	None

Ronald W. Forbes[4] 55 East 52nd Street New York, NY 10055 1940	Trustee	2009 to present	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Dr. Matina S. Horner[5] 55 East 52nd Street New York, NY 10055 1939	Trustee	2009 to present	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Rodney D. Johnson[4] 55 East 52nd Street New York, NY 10055 1941	Trustee	2009 to present	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.	36 RICs consisting of 95 Portfolios	None

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee	2009 to present	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.	36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	2009 to present	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt[6] 55 East 52nd Street New York, NY 10055 1947	Trustee	2009 to present	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	2009 to present	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	2009 to present	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Trustee	2009 to present	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	36 RICs consisting of 95 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	2009 to present	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	36 RICs consisting of 95 Portfolios	None

Interested Trustees[1,9]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Trustee	2009 to present	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.	169 RICs consisting of 290 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	2009 to present	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	169 RICs consisting of 290 Portfolios	None

[1]

Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board of Trustees has approved one-year extensions in the terms of Trustees who turn 72 prior to December 31, 2013.

2

In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, the Trustees were elected to the Trust’s Board. As a result, although the chart shows the Trustees as joining the Trust’s Board in 2009, each Independent Trustee first became a member of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[3]	Chair of the Performance Oversight Committee.
[4]	Co-Chair of the Board.
[5]	Chair of the Governance Committee.
[6]	Chair of the Compliance Committee.
[7]	Vice Chair of the Performance Oversight Committee.
[8]	Chair of the Audit Committee.
[9]

Mr. Davis is an “interested person,” as defined in the 1940 Act, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities.

Certain biographical and other information relating to the officers of the Trust is set forth below, including address and year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and investment portfolios overseen in the BlackRock-advised Funds and any public directorships:

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

John Perlowski, CPA 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	2010 to present	Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.	70 RICs consisting of 193 Portfolios	Family Resource Network (charitable foundation)

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.	24 RICs consisting of 76 Portfolios	None

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.	169 RICs consisting of 290 Portfolios	None

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and Head of the Global Client Group for BlackRock’s Global Cash Management Business from 2007 to 2010; Head of BlackRock’s Strategy and Development Group from 2005 to 2007.	24 RICs consisting of 76 Portfolios	None

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.	70 RICs consisting of 193 Portfolios	None

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.	24 RICs consisting of 76 Portfolios	None

Neal J. Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer and Assistant Treasurer	2009 to present	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.	169 RICs consisting of 290 Portfolios	None

Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	2009 to present	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.	169 RICs consisting of 290 Portfolios	None

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Brian P. Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	2009 to present	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel, BlackRock, Inc. since 2005.	169 RICs consisting of 290 Portfolios	None

Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	2010 to present[2]	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009; Principal thereof from 2004 to 2008.	70 RICs consisting of 193 Portfolios	None

[1]	Officers of the Trust serve at the pleasure of the Board.
[2]	Ira P. Shapiro served as Vice President and Chief Legal Officer of the Trust from 2007 to 2009.

SHARE OWNERSHIP INFORMATION. Information relating to each Trustee’s share ownership in the Funds and in all BlackRock-advised Funds that are overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2010 is set forth in the chart below:

Aggregate Dollar Range of Equity Securities
Interested Trustees	BlackRock Bond Index Fund	BlackRock S&P 500 Stock Fund	Aggregate Dollar Range of Securities in the Supervised Funds

Richard S. Davis	[ ]	[ ]	over $100,000

Henry Gabbay	[ ]	[ ]	over $100,000

Independent Trustees

David O. Beim	[ ]	[ ]	over $100,000

Ronald W. Forbes	[ ]	[ ]	over $100,000

Dr. Matina S. Horner	[ ]	[ ]	over $100,000

Rodney D. Johnson	[ ]	[ ]	over $100,000

Herbert I. London	[ ]	[ ]	$50,000-$100,000

Cynthia A. Montgomery	[ ]	[ ]	over $100,000

Joseph P. Platt	[ ]	[ ]	over $100,000

Robert C. Robb, Jr.	[ ]	[ ]	over $100,000

Toby Rosenblatt	[ ]	[ ]	over $100,000

Kenneth L. Urish	[ ]	[ ]	$50,000-$100,000

Frederick W. Winter	[ ]	[ ]	over $100,000

OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of [    ], the Trustees and officers of the Trust as a group owned an aggregate of less than 1% of the outstanding shares of any Fund. As of [    ], none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of affiliates of the Investment Adviser.

COMPENSATION OF TRUSTEES. Each Trustee who is an Independent Trustee is paid as compensation an annual retainer of $250,000 per year for his or her services as a Board member to the BlackRock-advised Funds in the Equity-Liquidity Complex, including the Trust, and a $5,000 Board meeting fee to be paid for each in-person Board meeting attended (a $2,500 Board meeting fee for telephonic attendance at regular Board meetings), for up to five Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case-by-case basis), together with out of pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. The Co-Chairs of the Boards of Trustees/Directors are each paid an additional annual retainer of $45,000. The Chairs of the Audit Committees, Compliance Committees, Governance Committees and Performance Oversight Committees and the Vice-Chair of the Performance Oversight Committees are each paid an additional annual retainer of $25,000. The Chair of the Product Pricing Committee, who oversees funds in the Equity-Bond Complex, is paid an annual retainer of $25,000 that is allocated among all of the non-money market funds in the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes.

Mr. Gabbay is an interested Trustee of the Trust and serves as an interested board member of the other funds which comprise the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes. Mr. Gabbay receives as compensation for his services as a board member of each of these three BlackRock Fund Complexes, (i) an annual retainer of $487,500, paid quarterly in arrears, allocated to the BlackRock-advised Funds in these three BlackRock Fund Complexes, including the Trust, and (ii) with respect to each of the two open-end BlackRock Fund Complexes, a board meeting fee of $3,750 (with respect to meetings of the Equity-Liquidity Complex) and $18,750 (with respect to meetings of the Equity-Bond Complex) to be paid for attendance at each board meeting up to five board meetings held in a calendar year by each such BlackRock Fund Complex (compensation for meetings in excess of this number to be determined on a case-by-case basis). Mr. Gabbay will also be reimbursed for out of pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. Mr. Gabbay’s compensation for serving on the boards of funds in these three BlackRock Fund Complexes (including the Trust) is equal to 75% of each retainer and, as applicable, of each meeting fee (without regard to additional fees paid to Board and Committee chairs) received by the independent board members serving on such boards. The Board of the Trust or of any other BlackRock-advised Fund may modify the board members’ compensation from time to time depending on market conditions and Mr. Gabbay’s compensation would be impacted by those modifications.

The following table sets forth compensation earned by the Trustees for the fiscal year ended December 31, 2010 and the aggregate compensation paid to them by all BlackRock-advised Funds for the calendar year ended December 31, 2010.

Name	Compensation from BlackRock Bond Index Fund	Compensation from BlackRock S&P 500 Stock Fund	Estimated Annual Benefits Upon Retirement	Aggregate Compensation from the Funds and Other BlackRock-Advised Funds[1]
Independent Trustees:

David O. Beim[2]	[ ]	[ ]	None	$300,000

Ronald W. Forbes[3]	[ ]	[ ]	None	$360,000

Dr. Matina S. Horner[4]	[ ]	[ ]	None	$300,000

Rodney D. Johnson[3]	[ ]	[ ]	None	$360,000

Herbert I. London	[ ]	[ ]	None	$275,000

Cynthia A. Montgomery	[ ]	[ ]	None	$275,000

Joseph P. Platt[5]	[ ]	[ ]	None	$300,000

Robert C. Robb, Jr.	[ ]	[ ]	None	$275,000

Toby Rosenblatt[6]	[ ]	[ ]	None	$300,000

Kenneth L. Urish[7]	[ ]	[ ]	None	$297,500

Frederick W. Winter	[ ]	[ ]	None	$275,000

Interested Trustees:

Richard S. Davis	None	None	None	None

Henry Gabbay	[ ]	[ ]	None	$608,125

[1]	For the number of registered investment companies and investment portfolios from which each Trustee receives compensation, see the Biographical Information chart beginning on page 25.
[2]	Chair of the Performance Oversight Committee.
[3]	Co-Chair of the Board.
[4]	Chair of the Governance Committee.
[5]	Chair of the Compliance Committee.
[6]	Vice-Chair of the Performance Oversight Committee.
[7]	Chair of the Audit Committee.

MASTER/FEEDER STRUCTURE. Each Fund seeks to achieve its investment objective by investing all of its assets in the corresponding Master Portfolio of MIP. In other words, the Funds are “Feeder Funds” into the Master Portfolios. The Trust’s Board of Trustees believes that neither a Fund nor its shareholders will be adversely affected by investing its assets in a Master Portfolio. However, if another feeder fund or other investor withdraws its investment from such Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Trust’s Board of Trustees believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, although it is unlikely, the master/feeder structure may give rise to accounting or operational difficulties.

A Fund may withdraw its investment in the corresponding Master Portfolio only if the Trust’s Board of Trustees determines that such action is in the best interests of such Fund and its shareholders. Prior to any such withdrawal, the Board of Trustees would consider alternative investments, including investing all of the Fund’s assets in another investment company with substantially the same investment objective as the Fund or hiring an investment adviser to manage the Fund’s assets in accordance with the investment policies described above with respect to the Fund and its Master Portfolios.

The fundamental policies of a Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio’s outstanding interests. Whenever a Fund, as an interestholder of a Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund either will hold a meeting of its shareholders to consider such matters and cast its votes in proportion to the votes received from its shareholders (shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other

Fund shareholders) or cast its votes, as an interestholder of the Master Portfolio, in proportion to the votes received by the Master Portfolios from all other interestholders of the Master Portfolio.

Certain policies of the Master Portfolios that are non-fundamental may be changed by the vote of a majority of MIP’s Trustees without interestholder approval. If a Master Portfolio’s investment objective or fundamental or non-fundamental policies are changed, the corresponding Fund may elect to change its investment objective or policies to correspond to those of the Master Portfolio.

A Fund also may elect to redeem its interests from its Master Portfolio and either seek a new investment company with a matching investment objective in which to invest or retain its own investment adviser to manage its portfolio in accordance with its investment objective. In the latter case, a Fund’s inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders’ investments in the Fund. Each Fund will provide its shareholders with written notice 30 days prior to the implementation of any change in the investment objective of the Fund or the corresponding Master Portfolio, to the extent possible.

CODES OF ETHICS. The Trust, BFA and BRIL have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES OF THE MASTER PORTFOLIOS. The Board of Trustees of MIP has delegated the voting of proxies for each Master Portfolio’s securities to BFA pursuant to MIP’s proxy voting guidelines. Under these guidelines, BFA will vote proxies related to the securities held by each Master Portfolio in the best interests of the Master Portfolio and its stockholders. From time to time, a vote may present a conflict between the interests of the Master Portfolio’s stockholders, on the one hand, and those of BFA, or any affiliated person of MIP or BFA, on the other. In such event, provided that Blackrock’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”) is aware of the real or potential conflict or material non-routine matter and if the Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Committee may retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BFA’s clients. If BFA determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with BlackRock’s Portfolio Management Group and/or BlackRock’s Legal and Compliance Department and concluding that the vote cast is in its client’s best interest notwithstanding the conflict. A copy of MIP’s Proxy Voting Policies is attached as Appendix B.

Information on how a Master Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at www.blackrock.com and (ii) on the SEC’s website at http://www.sec.gov.

SHAREHOLDER COMMUNICATION TO THE BOARD OF TRUSTEES. The Board of Trustees has established a process for shareholders to communicate with the Board of Trustees. Shareholders may contact the Board of Trustees by mail. Correspondence should be addressed to BlackRock Funds III Board of Trustees, c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. Shareholder communication to the Board of Trustees should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund(s) of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board of Trustees.

POTENTIAL CONFLICTS OF INTEREST. The Bank of America Corporation (“BAC”), through its subsidiary Merrill Lynch & Co., Inc. (“Merrill Lynch”), Barclays PLC (“Barclays”), and The PNC

Financial Services Group, Inc. (“PNC”), each have a significant economic interest in BlackRock, Inc., the parent of BFA, the Trust’s investment adviser. PNC is considered to be an affiliate of BlackRock, Inc., under the 1940 Act. Certain activities of BFA, BlackRock Advisors, LLC, BlackRock, Inc. and their affiliates (collectively, “BlackRock”) and PNC and its affiliates (collectively, “PNC” and together with BlackRock, “Affiliates”), and those of BAC, Merrill Lynch and their affiliates (collectively, the “BAC Entities”) and Barclays and its affiliates (collectively, the “Barclays Entities”) (BAC Entities and Barclays Entities, collectively, the “BAC/Barclays Entities”), with respect to the Funds and/or other accounts managed by BlackRock, PNC or BAC/Barclays Entities, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world’s largest asset management firms. BAC is a national banking corporation which through its affiliates and subsidiaries, including Merrill Lynch, provides a full range of financial services. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. Barclays is a major global financial services provider engaged in a range of activities including retail and commercial banking, credit cards, investment banking, and wealth management. BlackRock, BAC, Merrill Lynch, PNC, Barclays and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than those of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Fund.

BlackRock and its Affiliates, as well as the BAC/Barclays Entities, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more Affiliates and BAC/Barclays Entities are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates or BAC/Barclays Entities are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When BlackRock and its Affiliates or the BAC/Barclays Entities seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates or a BAC/Barclays Entity implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock or it Affiliates or a BAC/Barclays Entity may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts.

BlackRock and its Affiliates or a BAC/Barclays Entity and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its Affiliates or a BAC/Barclays Entity or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock and its Affiliates or the BAC/Barclays Entities for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate- or BAC/Barclays Entity-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates or BAC/Barclays Entity-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates or BAC/Barclays Entities for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, a Fund’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates or BAC/Barclays Entities, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates or BAC/Barclays Entities, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates or BAC/Barclays Entities are performing services or when position limits have been reached.

In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates or BAC/Barclays Entities. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates, nor any BAC/Barclays Entity, will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates and the BAC/Barclays Entities, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

In addition, certain principals and certain employees of BlackRock are also principals or employees of BlackRock or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of BlackRock or its Affiliates or a BAC/Barclays Entity, or, to the extent permitted by the SEC, BlackRock or another Affiliate or a BAC/Barclays Entity, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock or its Affiliates or a BAC/Barclays Entity. One or more Affiliates or BAC/Barclays Entities may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates or BAC/Barclays Entities and may also enter into transactions with other clients of an Affiliate or BAC/Barclays Entity where such other clients have interests adverse to those of the Fund.

At times, these activities may cause departments of BlackRock or its Affiliates or a BAC/Barclays Entity to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its Affiliates or BAC/Barclays Entities on an arms-length basis. BlackRock or its Affiliates or a BAC/Barclays Entity may also have an ownership interest in certain trading or information systems used by a Fund. A Fund’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates or BAC/Barclays Entities.

One or more Affiliates or one of the BAC/Barclays Entities may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate or BAC/Barclays Entity will be in its view commercially reasonable, although each Affiliate or BAC/Barclays Entity, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate or BAC/Barclays Entity and such sales personnel.

Subject to applicable law, the Affiliates and BAC/Barclays Entities (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate or BAC/Barclays Entity of any such fees or other amounts.

When an Affiliate or BAC/Barclays Entity acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate or BAC/Barclays Entity may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither BlackRock nor any of the Affiliates, nor any BAC/Barclays Entity, will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock or any of the Affiliates or BAC/Barclays Entities in evaluating the Fund’s creditworthiness.

Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates and the BAC/Barclays Entities, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates or BAC/Barclays Entities) that furnish BlackRock, the Funds, other BlackRock client accounts or other Affiliates or BAC/Barclays Entities or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate or BAC/Barclays Entity, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks (“ECNs”) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates or a BAC/Barclays Entity, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies of the Master Portfolios.”

It is also possible that, from time to time, BlackRock or its Affiliates or a BAC/Barclays Entity may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock and its Affiliates or BAC/Barclays Entities reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its Affiliates or by a BAC/Barclays Entity could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

It is possible that a Fund may invest in securities of companies with which an Affiliate or a BAC/Barclays Entity has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates or a BAC/Barclays Entity has significant debt or equity investments or in which an Affiliate or BAC/Barclays Entity makes a market. A Fund also may invest in securities of companies to which an Affiliate or a BAC/Barclays Entity provides or may some day provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other clients of BlackRock or its Affiliates or a BAC/Barclays Entity. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock or of a BAC/Barclays Entity in the course of these activities. In addition, from time to time, the activities of an Affiliate or a BAC/Barclays Entity may limit a Fund’s flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

BlackRock and its Affiliates and the BAC/Barclays Entities, their personnel and other financial service providers have interests in promoting sales of the Funds. With respect to BlackRock and its Affiliates and BAC/Barclays Entities and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates or BAC/Barclays Entities and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates or a BAC/Barclays Entity and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock and its Affiliates or a BAC/Barclays Entity and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its management fee to its Affiliate or to a BAC/Barclays Entity, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates or BAC/Barclays Entities and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock and its Affiliates or a BAC/Barclays Entity may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients’ accounts may differ from the valuations for the same securities or investments assigned by a

Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in “Determination of Net Asset Value” in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments may be valued at fair value by BlackRock, pursuant to procedures adopted by the Trust’s Board of Trustees. When determining an asset’s “fair value,” BlackRock seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value. As a result, a Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Fund bearing some additional expenses.

BlackRock and its Affiliates or a BAC/Barclays Entity and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock or by BAC/Barclays Entities that are the same, different from or made at different times than positions taken for a Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Trust, BRIL and BFA each have adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, DC 20549-1520.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules adopted under the 1940 Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for a Fund to purchase and another client of BlackRock to sell, or a Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates or a BAC/Barclays Entity and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate or a BAC/Barclays Entity is performing investment banking, market making, advisory or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. In addition, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company. Similar situations could arise if personnel of BlackRock or its Affiliates or a BAC/Barclays Entity serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or a BAC/Barclays Entity or are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock or its Affiliates or of BAC/Barclays Entities are directors or officers of the issuer.

In certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, there may be limits on the aggregate amount invested by Affiliates (including BlackRock) or BAC/Barclays Entities for their proprietary accounts and for client accounts (including the Funds) that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions. As a result, BlackRock on behalf of its clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to equitably allocate limited investment opportunities among clients (including the Funds), taking into consideration benchmark weight and investment strategy. When ownership in certain securities nears an applicable threshold, BlackRock may limit purchases in such securities to the issuer’s weighting in the applicable benchmark used by BlackRock to manage the Fund. If client (including Fund) holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to sell down these positions to meet the applicable limitations. In these cases, benchmark overweight positions will be sold prior to benchmark positions being reduced to meet applicable limitations.

In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.

BlackRock and its Affiliates and BAC/Barclays Entities may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates and BAC/Barclays Entities may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates and BAC/Barclays Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates and BAC/Barclays Entities will be as favorable as those terms offered to other index licensees.

BlackRock and its Affiliates and BAC/Barclays Entities may serve as authorized participants in the creation and redemption of ETFs, including funds advised by affiliates of BlackRock. BlackRock and its Affiliates and BAC/Barclays Entities may therefore be deemed to be participants in a distribution of such ETFs, which could render them statutory underwriters.

The custody arrangement described in “Investment Adviser and Other Service Providers” may lead to potential conflicts of interest with BFA where BFA has agreed to waive fees and/or reimburse ordinary operating expenses in order to cap expenses of the Funds. This is because the custody arrangements with the Funds’ custodian may have the effect of reducing custody fees when the Funds leave cash balances uninvested. When a Fund’s actual operating expense ratio exceeds a stated cap, a reduction in custody fees reduces the amount of waivers and/or reimbursements BFA would be required to make to the Fund. This could be viewed as having the potential to provide BFA an incentive to keep high positive cash balances for Funds with expense caps in order to offset fund custody fees that BFA might otherwise reimburse. However, portfolio managers of BFA do not intentionally keep uninvested balances high, but rather make investment decisions that they anticipate will be beneficial to fund performance.

Present and future activities of BlackRock and its Affiliates and BAC/Barclays Entities, including BlackRock Advisors, LLC, in addition to those described in this section, may give rise to additional conflicts of interest.

Control Persons and Principal Holders of Securities

As of [    ], the shareholders identified below were known by the Trust to own 5% or more of the indicated Fund’s outstanding shares in the following capacity:

[TO COME]

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a Fund, or is identified as the holder of record of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund.

As of [    ], Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

Investment Adviser and Other Service Providers

INVESTMENT ADVISER. BFA provides investment advisory services to each Master Portfolio pursuant to an investment advisory contract (each, an “Advisory Contract”) with MIP. Pursuant to the Advisory Contracts, BFA furnishes to MIP’s Board of Trustees periodic reports on the investment strategy and performance of each Master Portfolio.

BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock, Inc.

The applicable Advisory Contract is subject to annual approval by (i) MIP’s Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting interests of such Master Portfolio, provided that in either event the continuance also is approved by a majority of Independent Trustees of MIP, by a vote cast in person at a meeting called for the purpose of voting on such approval. The applicable Advisory Contract is terminable without penalty on 60 days’ written notice by either party. The applicable Advisory Contract will terminate automatically, as to the relevant Master Portfolio, in the event of its assignment (as defined in the 1940 Act).

ADVISORY FEES. BFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of S&P 500 Stock Master Portfolio and 0.08% of the average daily net assets of Bond Index Master Portfolio. From time to time, BFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of a Master Portfolio and, accordingly, have a favorable impact on its performance.

For the fiscal years shown below, the related Master Portfolio of each Fund paid the following management fee to BFA, net of waivers and/or offsetting credits:

Fund	Fiscal Year Ended 12/31/2008	Fiscal Year Ended 12/31/2009	Fiscal Year Ended 12/31/2010

BlackRock Bond Index Fund	$79,815	$94,206	$[ ]

BlackRock S&P 500 Stock Fund	$126,312	$90,063	$[ ]

The fees and expenses of the Independent Trustees of MIP, counsel to the Independent Trustees of MIP and the independent registered public accounting firm that provides audit services in connection with the Master Portfolios (collectively referred to as the “MIP Independent Expenses”) are paid directly by the Master Portfolios. For the period from January 1, 2008 through close of business on April 30, 2012, each of BTC and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to each Master Portfolio for such MIP Independent Expenses.

For the fiscal years shown below, BFA provided an offsetting credit for MIP Independent Expenses, in the amounts shown, against management fees paid by the Master Portfolios in which the Funds invest:

Fund	Fiscal Year Ended 12/31/2008	Fiscal Year Ended 12/31/2009	Fiscal Year Ended 12/31/2010

BlackRock Bond Index Fund	$21,382	$21,135	$[ ]

BlackRock S&P 500 Stock Fund	$5,426	$4,424	$[ ]

ADMINISTRATOR. The Trust has engaged BTC to provide certain administration services to the Funds. BTC and its affiliates provide the Funds with administration services, including provision of management reporting and treasury administration services, financial reporting, legal and tax services, and supervision of the Funds’ administrative operations, preparation of proxy statements and shareholder reports. BTC and its affiliates also furnish office space and certain facilities to conduct the Funds’ business and compensate the Trust’s Trustees, officers and employees who are affiliated with BTC. For providing administrative services, BTC is entitled to receive an annual administration fee as a percentage of average daily net assets of each Fund equal to [    ]% for Investor A Shares, [    ]% for Institutional Shares and [    ]% for the currently outstanding shares.

BTC also may engage and supervise Shareholder Servicing Agents, as defined in “Shareholder Servicing Agents” below, on behalf of the Funds.

BTC has engaged State Street to provide certain sub-administrative services to the Funds. BTC, not the Funds, is responsible for providing compensation to State Street for such services.

BTC has also agreed to bear all costs of the Funds’ operations, other than brokerage expenses, management fees, distribution plan expenses, certain fees and expenses related to the Trust’s Independent Trustees and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses. BTC has contracted with State Street to provide certain sub-administration services for the Funds, and BTC pays State Street for these services.

For the fiscal years shown below, the Funds paid the following administration fees to BTC, net of waivers and/or offsetting credits:

Fund	Fiscal Year Ended 12/31/2008	Fiscal Year Ended 12/31/2009	Fiscal Year Ended 12/31/2010

BlackRock Bond Index Fund	$177,074	$203,528	$[ ]

BlackRock S&P 500 Stock Fund	$380,680	$270,219	$[ ]

The fees and expenses of the Independent Trustees of the Trust, counsel to the Independent Trustees of the Trust and the independent registered public accounting firm that provides audit services in connection with the Funds (collectively referred to as the “Independent Expenses”) are paid directly by the Funds. For the period from January 1, 2008 through close of business on November 30, 2011, each of BTC and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the Funds for such Independent Expenses.

For the fiscal years shown below, BTC provided an offsetting credit, in the amounts shown, against administration fees paid with respect to the Funds:

Fund	Fiscal Year Ended 12/31/2008	Fiscal Year Ended 12/31/2009	Fiscal Year Ended 12/31/2010

BlackRock Bond Index Fund	$12,590	$12,655	$[ ]

BlackRock S&P 500 Stock Fund	$14,565	$13,119	$[ ]

SHAREHOLDER SERVICING AGENTS. The Board of Trustees has adopted a Shareholder Servicing Plan pursuant to which the Funds have entered into Shareholder Servicing Agreements with BTC and other entities, and BTC may also enter into Shareholder Servicing Agreements with such other entities (including BlackRock, BRIL, BAC, Merrill Lynch, PNC, Barclays and their affiliates) (collectively, “Shareholder Servicing Agents”) for the provision of certain services to Fund shareholders. The services provided by BTC or Shareholder Servicing Agents may include serving as an agent of the Funds for purposes of accepting orders for purchases and redemptions of Fund shares, providing administrative support and account service such as processing purchases and redemptions of shares on behalf of individual and omnibus Fund accounts, answering shareholder inquiries, keeping records, transmitting reports and communications from the Funds, and providing reports on the status of individual and omnibus accounts. Shareholder Servicing Agents may provide these services, in whole or in part, by operating electronic transaction systems or websites through which shareholders may obtain information or engage in purchase or redemption transactions of Fund shares. By operating these systems or providing other services described above, the Shareholder Servicing Agents make the Funds available to their clients.

A Shareholder Servicing Agent may make decisions about which investment options it will service and make available to its clients based on the payments the Shareholder Servicing Agent may be eligible to receive for its services. Therefore, payments to a Shareholder Servicing Agent may create potential conflicts of interest between the Shareholder Servicing Agent and its clients where the Shareholder Servicing Agent determines which investment options it will make available to those clients.

Pursuant to its Administration Agreement with the Trust, as described in the section entitled “Administrator,” BTC pays shareholder servicing fees to certain Shareholder Servicing Agents in amounts not exceeding maximum fee rates approved by the Trust’s Board of Trustees for those shareholder servicing, sub-administration, recordkeeping, sub-transfer agency and processing services that the Shareholder Servicing Agents perform for their clients that would otherwise be performed by BTC or the Funds’ other service providers. For providing some or all of these services, each Shareholder Servicing Agent is entitled to receive a monthly fee at the annual rate of up to 0.15% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship, or an amount that equals the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA” and f/k/a the National Association of Securities Dealers, Inc. (“NASD”)), whichever is less.

For the fiscal years shown below, BTC paid shareholder servicing fees on behalf of the Funds in the following amounts:

Fund	Fiscal Year Ended 12/31/2008	Fiscal Year Ended 12/31/2009	Fiscal Year Ended 12/31/2010

BlackRock Bond Index Fund	$50,551	$51,533	$[ ]

BlackRock S&P 500 Stock Fund	$171,065	$89,211	$[ ]

A Shareholder Servicing Agent also may impose certain conditions on its customers, subject to the terms of the Funds’ Prospectus and this SAI, that are in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or payment of a separate fee for additional services.

NON-PLAN PAYMENTS. BlackRock may make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to a Fund). From time to time, BlackRock or its affiliates may compensate affiliated and unaffiliated entities (including BlackRock, BRIL, BAC, Merrill Lynch, PNC, Barclays and their affiliates, and entities that may also be serving as distribution agents or Shareholder Servicing Agents of the Fund) (collectively, “Service Organizations”) for the sale and distribution of shares of a Fund or for services to a Fund and its shareholders. These payments are not associated with a Shareholder Servicing Plan or distribution plan and are therefore referred to as “non-Plan payments”. The non-Plan payments would be in addition to a Fund’s payments described in this SAI for distribution (if the Fund has adopted a distribution plan pursuant to Rule 12b-1) and shareholder servicing. These non-Plan payments may take the form of, among other things, “due diligence” payments for a dealer’s examination of the Funds and payments for providing extra employee training and information relating to Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” fees for directing investors to the Fund; “distribution and marketing support” fees or “revenue sharing” for providing assistance in promoting the sale of the Funds’ shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and set-up fees regarding the establishment of new accounts. The payments made by BlackRock and its affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, and may be different for different Service Organizations. The payments described above are made from BlackRock’s or its affiliates’ own assets pursuant to agreements with Service Organizations and do not change the price paid by investors for the purchase of the Fund’s shares or the amount the Fund will receive as proceeds from such sales.

The payments described above may be made, at the discretion of BlackRock or its affiliates, to Service Organizations in connection with the sale and distribution of Fund shares. Pursuant to applicable FINRA regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed. The level of payments made to these Service Organizations in any year will vary and normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization, and (b) 0.21% of the assets attributable to that Service Organization invested in a Fund. As of the date of this SAI, as amended or supplemented from time to time, the following Service Organizations are receiving such payments in association with sale and distribution of products other than the Funds, that are advised or offered by BlackRock or its affiliates: Ameriprise Financial Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Citigroup, Commonwealth Equity Services, LLP (Commonwealth Financial Network), Donegal Securities, Inc., Financial Network Investment Corporation, LPL Financial Corporation, Merrill Lynch, MetLife Securities, Inc., Morgan Stanley, Morgan Stanley Smith Barney, Multi-Financial Securities Corporation, New England Securities Corporation, Oppenheimer & Co. Inc., PrimeVest Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets, Tower Square Securities Inc., UBS, Wachovia Securities, Walnut Street Securities Inc., Wells Fargo and/or broker-dealers and other financial services firms under common control with the above organizations (or their successors or assignees).

OTHER DISTRIBUTION ARRANGEMENTS. If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser for more information about the payments described above.

Furthermore, BlackRock and its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable FINRA regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, BlackRock and its affiliates may also: (i) pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to broker-dealers, financial institutions and their salespersons.

DISTRIBUTOR. BlackRock Investments, LLC is the distributor for the Funds’ shares. The Distributor is a registered broker-dealer located at 40 East 52nd Street, New York, New York 10022.

Each Fund has entered into a distribution agreement with the Distributor in connection with the continuous offering of shares of the Fund (the “Distribution Agreement”). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of shares of the Funds. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of these documents used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs.

CUSTODIAN. State Street is the custodian for each Fund and Master Portfolio and is located at 200 Clarendon Street, Boston, MA 02116. The custodian, among other things, maintains a custody account or accounts in the name of each Fund and Master Portfolio; receives and delivers all assets for each Fund and Master Portfolio upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund and Master Portfolio and pays all expenses of each Fund and Master Portfolio. State Street is not entitled to receive compensation for its services as custodian so long as it is entitled to receive fees from BTC for providing sub-administration services to the Funds.

TRANSFER AND DIVIDEND DISBURSING AGENT. PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”) served as transfer agent and dividend agent. Effective July 1, 2010, PNC GIS, which was until that date an affiliate of the Manager, was sold to The Bank of New York Mellon Corporation and is no longer considered an affiliate of the Manager. At the close of the sale, PNC GIS changed its name to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Transfer Agent”). BNY Mellon, a subsidiary of The Bank of New York Mellon Corporation, acts as each Fund’s Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the “Transfer Agency Agreement”) with the Funds. Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Each Fund pays the Transfer Agent a fee for the services it receives based on the type of account and the level of services required. Each Fund reimburses the Transfer Agent’s reasonable out-of-pocket expenses and pays a fee of 0.10% of account assets for certain accounts that participate in certain fee-based programs sponsored by BFA or its affiliates. For purposes of each Transfer Agency Agreement, the term “account” includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. [            ], serves as the independent registered public accounting firm for the Trust.

LEGAL COUNSEL. Sidley Austin LLP, located at 787 Seventh Avenue, New York, NY 10019, serves as legal counsel to the Trust, MIP and BFA.

Portfolio Managers

As of December 31, 2010, the individuals named in BlackRock Bond Index Fund’s Prospectus as members of the Portfolio Management Team for Bond Index Master Portfolio were primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts, as indicated in the table below:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Accounts with Incentive-Based Fee Arrangements

LEE STERNE

Number of Accounts	[ ]	[ ]	[ ]	[ ]

Net Assets	$[ ]	$[ ]	$[ ]	$[ ]

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Accounts with Incentive-Based Fee Arrangements

JOHN SULSKI

Number of Accounts	[ ]	[ ]	[ ]	[ ]

Net Assets	$[ ]	$[ ]	$[ ]	$[ ]

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Accounts with Incentive-Based Fee Arrangements

SCOTT RADELL

Number of Accounts	[ ]	[ ]	[ ]	[ ]

Net Assets	$[ ]	$[ ]	$[ ]	$[ ]

As of December 31, 2010, the individuals named in BlackRock S&P 500 Stock Fund’s Prospectus as members of the Portfolio Management Team for S&P 500 Stock Master Portfolio were primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts, as indicated in the table below:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Accounts with Incentive-based Fee Arrangements

DIANE HSIUNG

Number of Accounts	[ ]	[ ]	[ ]	[ ]

Net Assets	$[ ]	$[ ]	$[ ]	$[ ]

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Accounts with Incentive-Based Fee Arrangements

GREG SAVAGE

Number of Accounts	[ ]	[ ]	[ ]	[ ]

Net Assets	$[ ]	$[ ]	$[ ]	$[ ]

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Accounts with Incentive-Based Fee Arrangements

EDWARD CORALLO

Number of Accounts	[ ]	[ ]	[ ]	[ ]

Net Assets	$[ ]	$[ ]	$[ ]	$[ ]

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Accounts with Incentive-Based Fee Arrangements

CHRISTOPHER BLISS

Number of Accounts	[ ]	[ ]	[ ]	[ ]

Net Assets	$[ ]	$[ ]	$[ ]	$[ ]

Certain of the portfolios or accounts for which the portfolio managers are primarily responsible for the day-to-day management seek to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or sampling the securities that compose those indexes based on objective criteria and data.

BFA or BTC, as applicable, are required to manage each portfolio or account to meet those objectives. Pursuant to BTC and BFA policy, investment opportunities are allocated equitably among the Master Portfolios and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Master Portfolios, seeking such investment opportunity. As a consequence, from time to time each Master Portfolio may receive a smaller allocation of an investment opportunity than they would have if the portfolio managers and BFA and its affiliates did not manage other portfolios or accounts.

Like the Master Portfolios, the other portfolios or accounts for which the portfolio managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or BTC, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BTC an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BTC a portion of that portfolio’s or account’s gains, or would pay BTC more for its services than would otherwise be the case if BTC meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BTC to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BTC has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, interestholders of the Master Portfolios should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict of interest that may result in the portfolio managers favoring those portfolios or accounts with incentive-based fee arrangements.

The below table reflects, for the listed Portfolio Management Team members of Bond Index Master Portfolio, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts, as of December 31, 2010:

	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets

LEE STERNE

Registered Investment Companies	[ ]	$[ ]

Other Pooled Investment Vehicles	[ ]	$[ ]

Other Accounts	[ ]	$[ ]

	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets

JOHN SULSKI

Registered Investment Companies	[ ]	$[ ]

Other Pooled Investment Vehicles	[ ]	$[ ]

Other Accounts	[ ]	$[ ]

	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets

SCOTT RADELL

Registered Investment Companies	[ ]	$[ ]

Other Pooled Investment Vehicles	[ ]	$[ ]

Other Accounts	[ ]	$[ ]

The below table reflects, for the listed Portfolio Management Team members of S&P 500 Stock Master Portfolio, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts, as of the dates indicated below:

	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets

DIANE HSIUNG

Registered Investment Companies	$[ ]	$[ ]

Other Pooled Investment Vehicles	$[ ]	$[ ]

Other Accounts	$[ ]	$[ ]

	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets

GREG SAVAGE

Registered Investment Companies	$[ ]	$[ ]

Other Pooled Investment Vehicles	$[ ]	$[ ]

Other Accounts	$[ ]	$[ ]

	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets

EDWARD CORALLO

Registered Investment Companies	[ ]	$[ ]

Other Pooled Investment Vehicles	[ ]	$[ ]

Other Accounts	[ ]	$[ ]

	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets

CHRISTOPHER BLISS

Registered Investment Companies	[ ]	$[ ]

Other Pooled Investment Vehicles	[ ]	$[ ]

Other Accounts	[ ]	$[ ]

	Number of Other Accounts with Performance-Based Fees Managed by Portfolio Manager	Aggregate of Total Assets

JENNIFER HSUI

Registered Investment Companies	[ ]	$[ ]

Other Pooled Investment Vehicles	[ ]	$[ ]

Other Accounts	[ ]	$[ ]

The discussion below describes the Portfolio Manager’s compensation as of December 1, 2010.

PORTFOLIO MANAGER COMPENSATION OVERVIEW. BFA’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, and participation in various benefits programs. In addition, a Portfolio Manager may have been paid a signing bonus or awarded sign-on equity in connection with initiation of employment with BlackRock.

BASE COMPENSATION. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

DISCRETIONARY INCENTIVE COMPENSATION. Discretionary incentive compensation is a function of several components: the performance of BlackRock, the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock.

DISTRIBUTION OF DISCRETIONARY INCENTIVE COMPENSATION. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock common stock.

As of December 31, 2010, the listed Portfolio Management Team members of Bond Index Master Portfolio beneficially owned shares in BlackRock Bond Index Fund that invests in the Master Portfolio in amounts reflected in the following table:

BLACKROCK BOND INDEX FUND
	None	$1 to $10K	$10,001 to $50K	$50,001 to $100K	$100,001 to $500K	$500,001 to $1M	Over $1M

Lee Sterne	[X]

John Sulski	[X]

Scott Radell	[X]

As of December 31, 2010, the listed Portfolio Management Team members of S&P 500 Stock Master Portfolio beneficially owned shares in BlackRock S&P 500 Stock Fund that invests in the Master Portfolio in amounts reflected in the following table:

BLACKROCK S&P 500 STOCK FUND
	None	$1 to $10K	$10,001 to $50K	$50,001 to $100K	$100,001 to $500K	$500,001 to $1M	Over $1M

Diane Hsiung	[X]

Greg Savage	[X]

Edward Corallo	[X]

Christopher Bliss	[X]

Jennifer Hsui	[X]

Determination of Net Asset Value

VALUATION OF SHARES. The aggregate net asset value of each Fund is calculated based on the net asset value of the corresponding Master Portfolio and is determined once daily Monday through Friday as of the close of business on the NYSE on each day the NYSE is open for trading based upon prices at the time of closing. The NYSE generally closes at 4:00 p.m. Eastern time. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after such an order is placed. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The aggregate net asset value of the Master Portfolio is the value of the securities held by the Master Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses). Expenses, including the fee payable to BlackRock, are accrued daily. Each investor in the Master Portfolio may add to or reduce its investment in the Master Portfolio on each day the NYSE is open for trading. The value of each investor’s interest in the Master Portfolio will be determined after the close of business on the NYSE by multiplying the aggregate net asset value of the Master Portfolio by the percentage, effective for that day, that represents the investor’s share of the aggregate interests in the Master Portfolio. Any additions or withdrawals to be effected on that day will then be effected. The investor’s percentage of the aggregate interests in the Master Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the Master Portfolio as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Master Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Master Portfolio as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Master Portfolio by all investors in the Master Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Master Portfolio after the close of business on the NYSE or the next determination of the aggregate net asset value of the Master Portfolio.

Valuation of securities held by each Fund or Master Portfolio is as follows:

EQUITY INVESTMENTS. Equity securities traded on a recognized securities exchange (e.g., NYSE), separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (an “Exchange”) are valued via independent pricing services generally at the Exchange closing price or if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued, however, under certain circumstances other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by a Fund on a day on which the Fund values such security, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such security. If a Fund holds both long and short positions in the same security, the last bid price will be applied to securities held long and the last ask price will be applied to securities sold short. If no bid or ask price is available on a day on which a Fund values such security, the prior day’s price will be used, unless BlackRock determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a fair value asset.

FIXED-INCOME INVESTMENTS. Fixed-income securities for which market quotations are readily available are generally valued using such securities’ most recent bid prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Trust’s Board. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BFA determines such method does not represent fair value. Loan participation notes are generally valued at the mean of the last available bid prices from one or more brokers or dealers as obtained from independent third-party pricing services. Certain fixed-income investments, including asset-backed and mortgage-related securities, may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Fixed-income securities for which market quotations are not readily available may be valued by third-party pricing services that make a valuation determination by securing transaction data (e.g., recent representative bids), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

OPTIONS, FUTURES, SWAPS AND OTHER DERIVATIVES. Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for an exchange traded equity option held by a Fund on a day on which the Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which a Fund values such option, the prior day’s price will be used, unless BlackRock determines that such prior day’s price no longer reflects the fair value of the option in which case such option will be treated as a fair value asset. Over-the-counter (“OTC”) options may be valued using a mathematical model which incorporates a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

UNDERLYING FUNDS. Shares of underlying open-end funds are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other exchange-traded funds will be valued at their most recent closing price.

GENERAL VALUATION INFORMATION. In determining the market value of portfolio investments, the Funds may employ independent third party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on each Fund’s books at their face value.

Prices obtained from independent third party pricing services, broker-dealers or market makers to value each Fund’s securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination shall be made considering pertinent facts and circumstances surrounding such revision.

In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Trust’s Board as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by a Fund (including restricted securities) are valued at fair value as determined in good faith by the Trust’s Board or by BlackRock (its delegate). Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange.

Certain of the securities acquired by the Funds may be traded on foreign exchanges or OTC markets on days on which a Fund’s net asset value is not calculated. In such cases, the net asset value of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

FAIR VALUE. When market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BlackRock in accordance with procedures approved by the Trust’s Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its complete lack of trading, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last exchange closing price or closing market price of one or more assets or liabilities held by the Fund. On any date the NYSE is open and the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BlackRock is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset. For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Fund’s pricing time.

BlackRock, with input from the BlackRock Portfolio Management Group, will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to BlackRock’s Valuation Committee. The Valuation Committee may accept, modify or reject any recommendations. In addition, the Funds’ accounting agent periodically endeavors to confirm the prices it receives from all third party pricing services, index providers and broker-dealers, and, with the assistance of BlackRock, to regularly evaluate the values assigned to the securities and other assets and liabilities held by the Funds. The pricing of all Fair Value Assets is subsequently reported to and ratified by the Board or a Committee thereof.

When determining the price for a Fair Value Asset, the BlackRock Valuation Committee (or the Pricing Group) shall seek to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations shall be based upon all available factors that the Valuation Committee (or Pricing Group) deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value. As a result, a Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Each Fund’s annual audited financial statements, which are prepared in accordance with generally accepted accounting principles (“GAAP”), follow the requirements for valuation set forth in Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which defines and establishes a framework for measuring fair value under GAAP and expands financial statement disclosure requirements relating to fair value measurements.

Generally, FAS 157 and other accounting rules applicable to mutual funds and various assets in which they invest are evolving. Such changes may adversely affect a Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities to the extent such rules become more stringent would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the Fund’s inability to obtain a third-party determination of fair market value.

Purchase, Redemption and Pricing of Shares

TERMS OF PURCHASE AND REDEMPTION. The Funds are generally open Monday through Friday and are closed on weekends and are generally closed on all other days which the NYSE is closed for regular trading. The holidays on which the NYSE closed currently are: New Year’s Day, Martin Luther King, Jr.’s Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund reserves the right to change the minimum amounts required for initial investment and subsequent investment, if any. On any day the Funds close early, purchase and redemption orders received after a Fund’s closing time will be executed on the next business day. In addition, each Fund reserves the right to advance the time by which purchase and redemption orders must be received to be executed on the same business day as permitted by the SEC.

IN-KIND PURCHASES. Payment for shares of a Fund may, at the discretion of BFA, be made in the form of securities that are permissible investments for the Fund and must meet the investment objective, policies and limitations of the Fund as described in the Prospectus and this SAI. In connection with an in-kind securities payment, a Fund may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the Fund or its Master Portfolio ; (ii) are accompanied by satisfactory assurance that the Fund will have good and marketable title to such securities received by it; (iii) are not subject to any restrictions upon resale by the Fund; (iv) be in proper form for transfer to the Fund; and (v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Fund engaged in the in-kind purchase transaction and must be delivered to such Fund by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. Each Fund immediately will transfer to its Master Portfolio any and all securities received by it in connection with an in-kind purchase transaction, in exchange for interests in such Master Portfolio. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.

SUSPENSION OF REDEMPTION RIGHTS OR PAYMENT OF REDEMPTION PROCEEDS. The Trust may suspend the right of redemption or postpone redemption payments for longer than seven days for any period during which (i) the NYSE is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency exists as a result of which disposal or valuation of a Master Portfolio’s investments is not reasonably practicable; or (iv) for such other periods as the SEC by order may permit, as permitted under Section 22(e) of the 1940 Act, and other applicable laws.

DECLARATION OF TRUST PROVISIONS REGARDING REDEMPTIONS AT OPTION OF TRUST. As provided in the Trust’s Declaration of Trust, the Trustees may require shareholders to redeem shares for any reason under terms set by the Trustees, including, but not limited to, the failure of a shareholder to supply a taxpayer identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of shares issued to such shareholder.

Portfolio Transactions

Since each Fund invests all of its assets in a Master Portfolio, set forth below is a description of the Master Portfolios’ policies governing portfolio securities transactions.

GENERAL. Subject to policies established by the Board of Trustees, BFA is primarily responsible for the execution of a Master Portfolio’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Master Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, a Master Portfolio does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

BFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. BFA does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Master Portfolio; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BFA neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

A Master Portfolio’s purchase and sale orders for securities may be combined with those of other accounts that BFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of a Master Portfolio and one or more other accounts managed or advised by BFA are considered at or about the same time, transactions in such securities are allocated among the Master Portfolio and the other accounts in a manner deemed equitable to all by BFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as a Master Portfolio is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Master Portfolio.

Payments of commissions to brokers who are affiliated persons of the Master Portfolio with respect to the Fund (or affiliated persons of such persons), will be made in accordance with Rule 17e-1 under the 1940 Act.

Each Master Portfolio anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by a Master Portfolio in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of each Fund and interests of the Master Portfolios are redeemable on a daily basis in U.S. dollars, each Master Portfolio intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on a Master Portfolio’s portfolio strategies.

Each Master Portfolio may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with a Master Portfolio and persons who are affiliated with such affiliated persons are prohibited from dealing with the Master Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Master Portfolios will not deal with affiliated persons, including PNC and its affiliates, in connection with such transactions. However, an affiliated person of a Master Portfolio may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Master Portfolio may not purchase securities during the existence of any underwriting syndicate for such securities of which PNC is a member or in a private placement in which PNC serves as placement agent except pursuant to procedures approved by the Board that either comply with rules adopted by the SEC or with interpretations of the SEC staff.

OTC issues, including most fixed-income securities such as corporate debt and U.S. government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Master Portfolios will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.

Purchases of money market instruments by a Master Portfolio are made from dealers, underwriters and issuers. The Master Portfolios do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

A Master Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, PNC or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BFA, PNC or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

PORTFOLIO TURNOVER. Portfolio turnover may vary from year to year, as well as within a year. High portfolio turnover rates may result in comparatively greater brokerage expenses and larger amounts of short-term capital gains allocable to interestholders of a Master Portfolio and shareholders of a corresponding Fund.

BROKERAGE COMMISSIONS. The table below sets forth the brokerage commissions paid by each Master Portfolio for the periods noted. Any differences in brokerage commissions paid by the Master Portfolios from year to year are due to changes in market conditions and the frequency and size of interestholder transactions. None of these brokerage commissions were paid to affiliated brokers:

Master Portfolio	Fiscal Year Ended 12/31/2008	Fiscal Year Ended 12/31/2009	Fiscal Year Ended 12/31/2010

Bond Index Master Portfolio	N/A	N/A	$[ ]

S&P 500 Stock Master Portfolio	$113,013	$14,788	$[ ]

BROKERAGE COMMISSIONS PAID TO AFFILIATES. During the past three fiscal years, the Master Portfolios paid no brokerage commissions to affiliated brokers.

SECURITIES OF REGULAR BROKERS-DEALERS. As of December 31, 2010, the Master Portfolios owned securities of their “regular brokers or dealers” (as defined in the 1940 Act) or their parents, as follows:

Master Portfolio	Broker-Dealer or Parent	Amount

[TO COME]

Distributions and Taxes

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Account Information — Taxes.” The Prospectus generally describes the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax and hold Fund shares as capital assets within the meaning of the Internal Revenue Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts (“IRAs”)), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisers and financial planners as to the particular U.S. federal tax consequences to them of an investment in the Funds, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be treated, has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as long as such qualification is in the best interests of the Fund’s shareholders. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Internal Revenue Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a regulated investment company under the Internal Revenue Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly-traded partnership as defined in section 851(h) of the Internal Revenue Code. Pursuant to regulations that may be promulgated in the future, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains which are directly related to a Fund’s principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the regulated investment company’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the regulated investment company’s total assets is invested in (A) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (B) the securities (other than the securities of other regulated investment companies) of two or more issuers that the regulated investment company controls and that are engaged in the same, similar, or related trades or businesses, or (C) the securities of one or more qualified publicly-traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income,” as that term is defined in the Internal Revenue Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to U.S. federal income tax on the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. However, if a Fund meets such distribution requirements, but chooses to retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Although dividends generally will be treated as distributed when paid, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the calendar year in which it is declared. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Internal Revenue Code, notwithstanding the availability of certain relief provisions, or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund’s earnings and profits (including any distributions of net tax-exempt income and net capital gain) to its shareholders also would be taxable as ordinary income at the shareholder level. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge and penalty to the IRS as well as distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

EXCISE TAX. A 4% non-deductible excise tax will be imposed on each Fund’s capital gain net income (generally the excess of capital gains over capital losses as adjusted for ordinary losses) to the extent it fails to distribute during each calendar year (i) at least 98% of its ordinary income (excluding capital gains and losses) for the calendar year, (ii) at least 98.2% of its capital gain net income for the 12 month period ending on October 31, and (iii) all of its ordinary capital gain net income from previous years that was not distributed or subject to tax during such years. Each Fund intends to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

CAPITAL LOSS CARRY-FORWARDS. For taxable years of a Fund beginning after December 22, 2010, a Fund is permitted to carry forward indefinitely a net capital loss to offset its capital gains, if any, and such loss retains its character as either short-term or long-term capital loss. For taxable years of a Fund beginning before December 23, 2010, a Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss, and such loss is treated as a short-term capital loss in the year to which it is carried. Net capital losses incurred in taxable years of a Fund beginning before December 23, 2010 may not be used to offset capital gains until all net capital losses incurred in taxable years of a Fund beginning after December 22, 2010 have been utilized. As a result, some net capital losses incurred in taxable years of a Fund beginning before December 23, 2010 may expire unutilized. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such capital gains. The Funds cannot carry back or carry forward any net operating losses. As of December 31, 2010, the Funds had capital loss carry-forwards approximating the amount indicated for U.S. federal income tax purposes, expiring in the years indicated:

Fund	Expiring 12/31/2011	Expiring 12/31/2012	Expiring 12/31/2013	Expiring 12/31/2014	Expiring 12/31/2015	Expiring 12/31/2016	Expiring 12/31/2017	Expiring 12/31/2018

BlackRock Bond Index Fund	$36,738	$—	$1,501,172	$2,280,081	$450,134	$291,035	$—	$[ ]

BlackRock S&P 500 Stock Fund	—	1,601,227	21,068,838	31,394,394	18,209,354	55,579,531	21,080,621	[ ]

EQUALIZATION ACCOUNTING. Under the Internal Revenue Code, a Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the Fund’s required distributions amounts by a portion of the redemption proceeds paid to redeeming shareholders. However, the IRS has not expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

INVESTMENT THROUGH MASTER PORTFOLIOS. Each Fund seeks to continue to qualify as a regulated investment company by investing its assets in a Master Portfolio. Each Master Portfolio is treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in a Master Portfolio, as disregarded from the Fund) for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Internal Revenue Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized by (i.e., “passed-through” to) its investors, including the Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxable on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Internal Revenue Code and Treasury Regulations. Therefore, to the extent that a Master Portfolio were to accrue but not distribute any income or gains, a Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each Master Portfolio will seek to minimize recognition by its investors (such as a Fund) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio’s assets, income and distributions will be managed in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

TAXATION OF FUND INVESTMENTS. In general, if a Fund realizes gains or losses on the sale of portfolio securities by the Master Portfolio, such gains or losses are capital gains or losses, and if the Master Portfolio has held the disposed securities for more than one year at the time of disposition, such gains and losses generally are treated as long-term capital gains or losses.

If a Fund purchases a debt obligation with original issue discount (“OID”), generally at a price less than its principal amount, such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for U.S. federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, usually at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark-to-market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at fair market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated “hedging transactions,” as defined in Section 1221(b)(2) of the Internal Revenue Code, are excepted from the mark-to-market rule and the “60%/40%” rule.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the IRC, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund’s income. Under Treasury Regulations that may be promulgated in the future, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund’s investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Internal Revenue Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as “mixed straddles” if one or more (but not all) of the futures, forward, or option contracts or other positions comprising a part of such straddles are governed by Section 1256 of the Internal Revenue Code, described above. A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to a Fund that had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in Treasury Regulations that may be promulgated in the future. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Internal Revenue Code. Constructive sale treatment does not apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year, the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed, and the Fund’s risk of loss with respect to such position is not reduced at any time during such 60-day period.

The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

“Passive foreign investment corporations” (“PFICs”) are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock, but may also include an option to acquire stock such as is inherent in a convertible bond under Treasury Regulations that may be promulgated in the future) in a PFIC, the Fund could be subject to U.S. federal income tax and IRS interest charges on “excess distributions” received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the U.S. federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Internal Revenue Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

TAXATION OF DISTRIBUTIONS. For U.S. federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated PRO RATA to distributions made throughout the entire year in the case of a Fund with a calendar taxable year or a non-calendar taxable year beginning before December 23, 2010. In the case of a Fund with a non-calendar taxable year beginning after December 22, 2010, a Fund’s earnings and profits are allocated first to distributions made on or before December 31 of the taxable year, and then to distributions made after December 31 of the taxable year. All distributions paid out of a Fund’s earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must generally be reported on each Fund shareholder’s U.S. federal income tax return. Distributions in excess of a Fund’s earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Fund shares and any such amount in excess of that basis as capital gain from the sale of shares, as discussed below. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

In general, assuming that each Fund has sufficient earnings and profits, distributions from investment company taxable income either are taxable as ordinary income or, if so reported by a Fund and certain other conditions are met, as “qualified dividend income” taxable at a reduced U.S. federal income tax rate to individual shareholders.

Dividend income distributed to individual shareholders will qualify as “qualified dividend income” as that term is defined in Section 1(h)(11)(B) of the Internal Revenue Code to the extent such distributions are attributable to income from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund and the shareholders. Since the income of BlackRock Bond Index Fund is not generally from sources that pay qualified dividend income, none of the distributions to shareholders of that Fund are expected to be taxable as qualified dividend income.

A distribution that is attributable to qualified dividend income of a Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (i) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121 day-period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (ii) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (iii) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. The “ex-dividend” date is the date on which the owner of the share at the commencement of such date is entitled to receive the next issued dividend payment for such share even if the share is sold by the owner on that date or thereafter.

Distributions reported by a Fund as a capital gain dividend will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will report capital gain dividends, if any, in a written statement furnished to its shareholders. The U.S. federal income tax status of all distributions will be reported to shareholders annually. In the case of a Fund with a non-calendar taxable year, if the Fund reports more capital gain dividends than it earns in such taxable year, then the Fund will reduce the amounts reported as capital gains. Where possible, such reduction will first be allocated to dividends made after December 31 of such taxable year. In the case of taxable years of a Fund beginning after December 22, 2010, a Fund may elect to defer recognizing, until the following taxable year, certain net capital losses arising after October 31 of the current taxable year, and certain net ordinary losses arising after October 31 and/or December 31 of the current taxable year. This may have the effect of increasing the amount of dividends otherwise includible in the shareholder’s income with respect to the current taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in Ginnie Mae or Fannie Mae securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

SALES OF FUND SHARES. Redemptions are treated as sales for tax purposes and generally are taxable events for shareholders that are subject to tax. In general, if Fund shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale.

If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition.

Under Treasury regulations, if a shareholder recognizes a loss with respect to shares of a Fund of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

FOREIGN TAXES. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year were to consist of securities of non-U.S. corporations, the Fund would be eligible to file an annual election with the IRS pursuant to which the Fund could pass-through to its shareholders on a PRO RATA basis foreign income and similar taxes paid by the Fund, which could be claimed, subject to certain limitations, either as a tax credit or deduction by shareholders. However, neither of the Funds expects to qualify for this election.

FEDERAL INCOME TAX RATES. As of the printing of this SAI, the maximum stated individual U.S. federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) qualified dividend income is 15%; (iii) capital gain dividend is 15%; and (iv) long-term capital gains is 15%.

An individual shareholder also should be aware that the benefits of the favorable tax rates applicable to capital gain dividends, long-term capital gains, and qualified dividend income may be impacted by the application of the alternative minimum tax. Under current law, the maximum 35% U.S. federal income tax rate on ordinary income and the maximum 15% U.S. federal income tax rate on capital gain dividends, long-term capital gains and qualified dividend income will cease to apply to taxable years beginning after December 31, 2012.

The maximum stated corporate U.S. federal income tax rate applicable to ordinary income, qualified dividend income, capital gain dividends and long-term capital gain is generally 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

BACK-UP WITHHOLDING. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% (“back-up withholding”) on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the shareholder’s social security or other “taxpayer identification number” (“TIN”) provided is correct and that the shareholder is not subject to back-up withholding, or the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to back-up withholding. This tax is not an additional U.S. federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her U.S. federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of back-up withholding is set to increase for taxable years beginning after December 31, 2012.

TAX-DEFERRED PLANS. The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans, Savings Incentive Match Plans for Employees, Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

CORPORATE SHAREHOLDERS. Subject to limitations and other rules, a corporate shareholder of BlackRock S&P 500 Stock Fund may be eligible for the dividends-received deduction on Fund distributions to the extent that such distributions are attributable to dividends from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if: (i) the corporate shareholder holds the Fund shares upon which the distribution is made for at least 46 days during the 91-day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 91-day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income. A longer holding period applies to investments in preferred stock.

FOREIGN SHAREHOLDERS. With respect to taxable years of a Fund beginning before January 1, 2012, certain distributions, if reported by a Fund as “interest-related dividends,” generally attributable to the Fund’s net interest income earned on certain debt obligations paid to a non-resident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a “foreign shareholder”) generally will be exempt from U.S. federal income tax withholding tax, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (“exempt foreign shareholder”). If applicable, each Fund may choose to report any interest-related dividends in a written statement furnished to its shareholders. All other distributions made to exempt foreign shareholders attributable to net investment income, such as dividends received by a Fund, generally will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or a lower rate if so provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, U.S. federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2012, “short-term capital gain distributions” (defined below) are not subject to U.S. federal income tax withholding, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) with respect to taxable years of a Fund beginning before January 1, 2012, such gains or distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the tax, reporting and withholding requirements applicable to U.S. persons generally apply. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or a lower rate if so provided under an applicable income tax treaty). Gains or distributions attributable to gain from sales or exchanges of U.S. real property interests are taxed to a foreign shareholder as if that gain were effectively connected with the shareholder’s conduct of a U.S. trade or business, and therefore such gains or distributions may be required to be reported by a foreign shareholder on a U.S. federal income tax return. Such gains or distributions also will be subject to U.S. income tax at the rates applicable to U.S. holders and/or may be subject to U.S. federal income tax withholding. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests. Foreign shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of such distributions. “Short-term capital gain distributions” are certain distributions that a Fund may choose to report as such in a written statement furnished to its shareholders generally attributable to its net short-term capital gain.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder’s death, Fund shares will be deemed to be property situated in the U.S. and will be subject to federal estate taxes (at current graduated rates of 18% to 45% of the total value, less allowable deductions and credits). With respect to estates of decedents dying before January 1, 2012, if a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder’s death, Fund shares are not deemed to be property situated in the United States in the proportion that, at the end of the quarter of the Fund’s taxable year immediately preceding the shareholder’s date of death, the assets of the Fund that are “qualifying assets” (i.e., bank deposits, debt obligations or property not within the United States) with respect to the decedent bear to the total assets of the Fund. In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

RECENTLY ENACTED LEGISLATION. Recently enacted legislation will impose a 3.8% tax on the net investment income (which includes taxable dividends and redemption proceeds) of certain individuals, trusts and estates, for taxable years beginning after December 31, 2012.

Other recently enacted legislation will impose a 30% withholding tax on dividends and redemption proceeds paid after December 31, 2012, to (i) foreign financial institutions (as defined in Section 1471(d)(4) of the Internal Revenue Code) unless they agree to collect and disclose to the IRS information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

Capital Stock

As of the date of this SAI, the beneficial interests in the Trust are divided into transferable shares of 11 separate and distinct series authorized and established by the Board of Trustees. The number of shares of each series, and class thereof, is unlimited and each share has no par value. The Board of Trustees may, in the future, authorize the issuance of other series representing shares of additional investment portfolios or funds. Except to the extent the 1940 Act expressly grants to shareholders the power to vote on such termination(s), the Trust, or any series (or class) thereof, may be terminated at any time by the Trustees with written notice to the shareholders.

Although the Trust is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Trustees, approving advisory contracts, and changing a Fund’s fundamental investment policies.

VOTING. All shares of the Trust will be voted separately by individual series, except: (i) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series; and (ii) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such affected series will be entitled to vote thereon in the aggregate and not by individual series. The Trustees also may determine that a matter affects only the interests of one or more classes of a series, in which case any such matter will be voted on separately by such class or classes. For example, a change in a Fund’s fundamental investment policy would be voted upon only by shareholders of that Fund. Additionally, approval of a Master Portfolio’s Advisory Contract is a matter to be determined separately by each Master Portfolio. Approval by the shareholders of a Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Prospectus of each Fund and in this SAI, the term “1940 Act majority,” when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares.

Each share will entitle the holder thereof to one vote for each dollar (and each fractional dollar thereof) of NAV (number of shares owned times NAV per share) of shares outstanding in such holder’s name on the books of the Trust. There shall be no cumulative voting in the election of Trustees. Depending on the terms of a particular benefit plan and the matter being submitted to a vote, a sponsor may request direction from individual participants regarding a shareholder vote. For additional voting information and a discussion of the possible effects of changes to a Master Portfolio’s investment objective or policies on a Fund, as an interestholder in the Master Portfolio, or the Fund’s shareholders, see “Management —Master/Feeder Structure.”

The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

DIVIDENDS AND DISTRIBUTIONS. Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

MASTER PORTFOLIOS. MIP is an open-end, series management investment company organized as a Delaware statutory trust on October 20, 1993. MIP’s Declaration of Trust provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee’s office.

Interests in each Master Portfolio of MIP have voting and other rights generally corresponding to those rights enumerated above for shares of the Funds. MIP also intends to dispense with annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under the circumstances described above with respect to the Trust. Whenever a Fund is requested to vote on a matter with respect to its Master Portfolio, the Fund will follow its voting procedures, as described in “Voting.”

Additional Information on the Funds

The Trust provides annual and semi-annual reports to all shareholders. The annual reports contain audited financial statements and other information about the Funds, including additional information on performance. Shareholders may obtain a copy of the Trust’s most recent annual or semi-annual reports without charge by calling 1-800-441-7762 (toll-free).

The registration statement, including the Prospectus, this SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus or this SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

No person has been authorized to give any information or to make any representations other than those contained in the Prospectus, this SAI and in the Trust’s official sales literature in connection with the offer of the Trust’s shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

Financial Statements

The audited financial statements, including the schedule of investments, financial highlights and independent registered public accounting firm’s reports for the fiscal year ended December 31, 2010 for each Fund and related Master Portfolio are hereby incorporated by reference to the Trust’s annual report, as filed with the SEC on [    ]. The annual report, which contains the referenced audited financial statements, is available upon request and without charge.

APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS

Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings given to securities at issuance do not necessarily represent ratings which would be given to these securities on a particular subsequent date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser’s judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments.

The descriptions below relate to corporate bonds and are not applicable to the other types of securities.

MOODY’S INVESTORS SERVICE, INC.

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER

S&P’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH RATINGS

INVESTMENT-GRADE BOND RATINGS

AAA: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

HIGH YIELD BOND RATINGS

BB: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, AND C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

NOTES TO RATINGS

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category, to categories below “B,” or to short-term ratings other than “F-l.”

“NR” indicates that Fitch does not rate the issuer or issue in question.

“Withdrawn”: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

APPENDIX B

Proxy Voting Policies

For The BlackRock-Advised Funds

December, 2009

Copyright (C) 2009 BlackRock, Inc.

All rights reserved.

I. INTRODUCTION

The Trustees/Directors (“Directors”) of the BlackRock-Advised Funds (the “Funds”) have the responsibility for voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate that responsibility to BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers (“BlackRock”), the investment adviser to the Funds, as part of BlackRock’s authority to manage, acquire and dispose of account assets. The Directors hereby direct BlackRock to vote such proxies in accordance with this Policy, and any proxy voting guidelines that the Adviser determines are appropriate and in the best interests of the Funds’ shareholders and which are consistent with the principles outlined in this Policy. The Directors have authorized BlackRock to utilize an unaffiliated third-party as its agent to vote portfolio proxies in accordance with this Policy and to maintain records of such portfolio proxy voting.

Rule 206(4)-6 under the Investment Advisers Act of 1940 requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

BlackRock has adopted separate but substantially similar guidelines and procedures that are consistent with the principles of this Policy. BlackRock’s Corporate Governance Committee (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients, including the Funds. The Committee is comprised of senior members of BlackRock’s Portfolio Management and Administration Groups and is advised by BlackRock’s Legal and Compliance Department.

BlackRock votes (or refrains from voting) proxies for each Fund in a manner that BlackRock, in the exercise of its independent business judgment, concludes are in the best economic interests of such Fund. In some cases, BlackRock may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is also driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, BlackRock believes that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes.

BlackRock will normally vote on specific proxy issues in accordance with BlackRock’s proxy voting guidelines. BlackRock’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BlackRock may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BlackRock votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates. When voting proxies, BlackRock attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets.

II. PROXY VOTING POLICIES

A. Boards of Directors

The Funds generally support the board’s nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors. As a general matter, the Funds believe that a company’s board of directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Funds therefore believe that the foundation of good corporate governance is the election of responsible, qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, consideration may be given to a director nominee’s history of representing shareholder interests as a director of the company issuing the proxy or other companies, or other factors to the extent deemed relevant by the Committee.

B. Auditors

These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Funds believe that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Funds anticipate that BlackRock will generally defer to a corporation’s choice of auditor, in individual cases, consideration may be given to an auditors’ history of representing shareholder interests as auditor of the company issuing the proxy or other companies, to the extent deemed relevant.

C. Compensation and Benefits

These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Funds favor disclosure of a company’s compensation and benefit policies and oppose excessive compensation, but believe that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits should therefore generally not be supported.

D. Capital Structure

These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Funds expect that BlackRock will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

E. Corporate Charter and By-Laws

These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws. As a general matter, the Funds generally vote against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

F. Environmental and Social Issues

These are shareholder proposals addressing either corporate social and environmental policies or requesting specific reporting on these issues. The Funds generally do not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer. BlackRock seeks to make proxy voting decisions in the manner most likely to protect and promote the long-term economic value of the securities held in client accounts. We intend to support economically advantageous corporate practices while leaving direct oversight of company management and strategy to boards of directors. We seek to avoid micromanagement of companies, as we believe that a company’s board of directors is best positioned to represent shareholders and oversee management on shareholders behalf. Issues of corporate social and environmental responsibility are evaluated on a case-by-case basis within this framework.

III. CONFLICTS MANAGEMENT

BlackRock maintains policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, from having undue influence on BlackRock’s proxy voting activity. In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination.

IV. REPORTS TO THE BOARD

BlackRock will report to the Directors on proxy votes it has made on behalf of the Funds at least annually.

PART C

OTHER INFORMATION

Item 28.    Exhibits

Exhibit		Description

1		Articles of Incorporation

	(a)	Amended and Restated Agreement and Declaration of Trust, dated November 17, 2006.(a)

	(b)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust, dated December 11, 2007.(b)

	(c)	Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust, dated November 13, 2009.(c)

	(d)	Restated Certificate of Trust of the Registrant, dated April 22, 2010.(d)

2		By-laws

	(b)	Amended and Restated By-Laws, dated November 17, 2006.(a)

3		Instruments Defining Security Holders

	(a)	Article VII of the Amended and Restated Agreement and Declaration of Trust.(a)

	(b)	Article IV of the Amended and Restated By-Laws.(a)

4		Investment Advisory Contracts

	(a)	Not applicable.

5		Underwriting Contracts

	(a)	Distribution Agreement between Registrant and SEI Investments Distribution Co. (“SEI”) on behalf of certain Funds, dated March 31, 2003.(e)

	(b)	Amended Schedule I to the Distribution Agreement between Registrant and SEI, dated September 3, 2009.(f)

	(c)	Form of Distribution Agreement between the Registrant and BlackRock Investments, LLC (“BRIL”).(g)

6		Bonus or Profit Sharing Contracts

	(f)	Not applicable.

7		Custodian Agreements

	(a)	Custody Agreement between Registrant and Investors Bank & Trust Company (“IBT”) on behalf of the Funds, dated October 21, 1996.(h)

	(b)	Amendment to Custody Agreement between Registrant and IBT, effective September 1, 2004.(i)

	(c)	Amendment to Custody Agreement between Registrant and IBT, effective January 1, 2006.(a)

	(d)	Amended Schedule A, to Custody Agreement between Registrant and IBT, dated March 26, 2008.(j)

8		Other Material Contracts

	(a)	Transfer Agency and Service Agreement between Registrant and IBT on behalf of the Funds, dated February 27, 1998.(h)

	(b)	Amendment to Transfer Agency and Service Agreement, between Registrant and IBT, effective June 1, 2001.(i).

	(c)	Amendment to Transfer Agency and Service Agreement between Registrant and IBT, effective September 1, 2004.(i)

Exhibit		Description

	(d)	Amendment to Transfer Agency and Service Agreement between Registrant and IBT, dated July 8, 2005.(i)

	(e)	Amendment to Transfer Agency and Service Agreement between Registrant and IBT, effective January 1, 2006.(a)

	(f)	Appendix A to Transfer Agency and Service Agreement between Registrant and IBT, dated March 26, 2008.(j)

(g	)(1)	Amended and Restated Shareholder Servicing Plan, with respect to only S&P 500 Stock Fund and Bond Index Fund, dated March 26, 2008.(j)

(g	)(2)	Shareholder Servicing Plan, with respect to only the Funds and their relevant classes as listed in Schedule 1 thereto.(k)

	(h)	Amended and Restated Shareholder Servicing and Processing Plan with respect to only the Funds and their relevant classes as listed in Schedule 1 thereto.(k)

(i	)(1)	Amended and Restated Administration Agreement between Registrant and Barclays Global Investors, N.A. (“BGI”), dated May 1, 2006.(l).

(i	)(2)	Amended Appendix A to the Amended and Restated Administration Agreement between the Registrant and BGI, dated September 3, 2009.(f)

(i	)(3)	Amended Appendix B to the Amended and Restated Administration Agreement between the Registrant and BGI, dated November 18, 2008.(m)

	(j)	Master Administration Fee Waiver Agreement between Registrant and BGI, dated September 1, 2006.(a)

	(k)	Schedule A to the Master Administration Fee Waiver Agreement between Registrant and BGI, dated November 13, 2009.(c)

	(l)	Sub-Administration Agreement among Registrant, BGI, and IBT on behalf of the Funds, dated October 21, 1996.(n)

	(m)	Amendment to Sub-Administration Agreement among Registrant, BGI and IBT, effective December 31, 2002.(i)

	(n)	Amendment to Sub-Administration Agreement among Registrant, BGI and IBT, effective September 1, 2004.(l)

	(o)	Amendment to Sub-Administration Agreement among Registrant, BGI and IBT, effective January 1, 2006.(a)

	(p)	Amendment to Sub-Administration Agreement among Registrant, BGI and IBT, effective January 1, 2007.(a)

	(q)	Revised Master Fee Schedule to each of the Sub-Administration, Custody and Transfer Agency and Service Agreements between Registrant and IBT, dated January 1, 2006.(a)

	(r)	Service Agreement between Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) on behalf of the Funds, dated December 31, 1997.(o)

	(s)	Financial Services Agreement between Registrant and Merrill Lynch on behalf of the Funds, dated December 31, 1997.(o)

	(t)	License Agreement between Standard & Poor’s and BGI, dated January 1, 2003.(i)

	(u)	Amended and Restated Securities Lending Agency Agreement between Registrant and BGI, dated November 2, 2009.(c).

	(v)	Schedule A to the Amended and Restated Securities Lending Agency Agreement between Registrant and BGI, dated November 2, 2009.(c)

Exhibit		Description

	(w)	Exhibit A to the Amended and Restated Securities Lending Agency Agreement between Registrant and BGI, dated November 2, 2009.(c)

	(x)	Independent Expense Reimbursement Agreement among Registrant, Master Investment Portfolio (“MIP”), BGI and Barclays Global Fund Advisors, dated November 13, 2009.(c)

	(y)	Form of Bank Agency Agreement between Registrant and SEI.(a)

	(z)	Schedule I to the Form of Bank Agency Agreement between Registrant and SEI, dated March 26, 2008.(j)

	(aa)	Form of Sub-Distribution Agreement between Registrant and SEI.(a)

	(bb)	Schedule I to the Form of Sub-Distribution Agreement between Registrant and SEI, dated March 26, 2008.(j)

	(cc)	Form of Administration Agreement between Registrant, with respect to the Funds set forth in Appendix A, and BlackRock Institutional Trust Company, N.A. dated February 22, 2010.(d)

	(dd)	Form of Appendix A, dated February 22, 2010, to the Administration Agreement between Registrant and BlackRock Institutional Trust Company, N.A. dated February 22, 2010.(d)

	(ee)	Form of Transfer Agency Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly known as PNC Global Investment Servicing (U.S.) Inc.).(p)

9		Legal Opinion

	(a)	Opinion and Consent of Counsel (Sidley Austin LLP), with respect to the LifePath Portfolios.*

10		Other Opinions

	(a)	Consent of [ ], independent registered public accounting firm.*

11		Omitted Financial Statements

	(a)	Not applicable.

12		Initial Capital Agreements

	(a)	Not applicable.

13		Rule 12b-1 Plan

	(a)	Distribution Plan, dated February 22, 2010.(k)

14		Rule 18f-3 Plan

	(a)	Form of Amended and Restated Rule 18f-3 Multi-Class Plan, dated February 22, 2010.(d)

	(b)	Form of Appendix A to the Rule 18f-3 Multi-Class Plan, dated February 22, 2010.(d)

15		Reserved

16		Codes of Ethics

	(a)	Registrant Code of Ethics.(c)

	(b)	Code of Ethics of SEI, dated January 2004.(q)

	(c)	Code of Ethics of BlackRock Investments, LLC.(r)

99		Power of Attorney

	(q)	Powers of Attorney for Richard S. Davis, Henry Gabbay, David O. Beim, Ronald W. Forbes, Dr. Matina S. Horner, Rodney D. Johnson, Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Jr. , Robert C. Robb, Jr., Kenneth L. Urish, Toby Rosenblatt and Frederick W. Winter, each dated December 3, 2009.(k)

*	To be filed by subsequent amendment.
(a)	Filed on April 30, 2007 as an Exhibit to Post-Effective Amendment No. 59 to BlackRock Fund III’s (the “Registrant,” and the series thereof, the “Funds”) Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 33-54126). (the “Registration Statement.”)
(b)	Filed on December 27, 2007 as an Exhibit to Post-Effective Amendment No. 62 to the Registration Statement.
(c)	Filed on December 29, 2009 as an Exhibit to Post-Effective Amendment No. 81 to the Registration Statement.
(d)	Filed May 3, 2010 as an Exhibit to Post-Effective Amendment No. 88 to the Registration Statement.
(e)	Filed May 1, 2003 as an Exhibit to Registrant’s Post-Effective Amendment No. 42.
(f)	Filed October 30, 2009 as an Exhibit to Registrant’s Post-Effective Amendment No. 78.
(g)	Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of BlackRock Global Emerging Markets Fund, Inc. (File No. 33-28248), filed on October 28, 2008.
(h)	Filed July 30, 1999 as an Exhibit to Registrant’s Post-Effective Amendment No. 22.
(i)	Filed March 2, 2006 as an Exhibit to Registrant’s Post-Effective Amendment No. 57.
(j)	Filed April 29, 2008 as Exhibit to Registrant’s Post-Effective Amendment No. 66.
(k)	Filed March 1, 2010 as Exhibit to Registrant’s Post-Effective Amendment No. 84.
(l)	Filed April 28, 2006 as Exhibit to Registrant’s Post-Effective Amendment No. 58.
(m)	Filed November 21, 2008 as Exhibit to Registrant’s Post-Effective Amendment No. 67.
(n)	Filed June 30, 1997 as Exhibit to Registrant’s Post-Effective Amendment No. 14.
(o)	Filed June 30, 1998 as Exhibit to Registrant’s Post-Effective Amendment 15.
(p)	Incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of BlackRock Bond Fund, Inc. (formerly Merrill Lynch Bond Fund, Inc.) (File No. 2-62329), filed on September 15, 2006.
(q)	Filed April 29, 2005 as Exhibit to Registrant’s Post-Effective Amendment No. 56.
(r)	Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of Ready Assets Prime Money Fund (File No. 2-52711), filed on April 29, 2009.

Item 29.    Persons Controlled by or Under Common Control with Registrant

The chart below identifies persons who, as of March 31, 2010, are controlled by or who are under common control with the Registrant. For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Each of the companies listed below is organized under the laws of the State of Delaware.

Fund or Fund Class	Person Controlled by or under Common Control with the Registrant	Percentage of Voting Securities
BlackRock Bond Index Fund	Bond Index Master Portfolio 400 Howard Street San Francisco, CA 94105	100%

LifePath® Retirement Portfolio	LifePath Retirement Master Portfolio 400 Howard Street San Francisco, CA 94105	52%

LifePath 2020 Portfolio®	LifePath 2020 Master Portfolio 400 Howard Street San Francisco, CA 94105	55%

Fund or Fund Class	Person Controlled by or under Common Control with the Registrant	Percentage of Voting Securities
LifePath 2030 Portfolio®	LifePath 2030 Master Portfolio 400 Howard Street San Francisco, CA 94105	53%

LifePath 2040 Portfolio®	LifePath 2040 Master Portfolio 400 Howard Street San Francisco, CA 94105	54%

LifePath® 2050 Portfolio	LifePath 2050 Master Portfolio 400 Howard Street San Francisco, CA 94105	55%

BlackRock Cash Funds: Government	Government Money Market Master Portfolio 400 Howard Street San Francisco, CA 94105	100%

BlackRock Cash Funds: Institutional	Money Market Master Portfolio 400 Howard Street San Francisco, CA 94105	95%

BlackRock Cash Funds: Prime	Prime Money Market Master Portfolio 400 Howard Street San Francisco, CA 94105	88%

BlackRock Cash Funds: Treasury	Treasury Money Market Master Portfolio 400 Howard Street San Francisco, CA 94105	100%

Item 30.    Indemnification

Section 10.02 of the Registrant’s Amended and Restated Agreement and Declaration of Trust provides:

(a) Subject to the exceptions and limitations contained in paragraph (b) below: (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he or she becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof; and (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily-available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be repaid by such Covered Person to the Trust or Series if it ultimately is determined that he or she is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided a surety bond or some other appropriate security for such undertaking; (ii) the Trust or Series thereof is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a trial-type inquiry or full investigation), that there is a reason to believe that such Covered Person will be entitled to indemnification under this Section 10.02. In connection with any determination pursuant to clause (iii) of the preceding sentence, any Covered Person who is a Trustee and is not an Interested Person of the Trust and any Covered Person who has been a Trustee and at such time was not an Interested Person of the Trust shall be entitled to a rebuttable presumption that he or she has not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Item 31.    Business and Other Connections of Investment Adviser

The Funds currently do not retain an investment adviser. MIP, in which a given Fund invests, is advised by BlackRock Fund Advisors (“BFA”), a wholly-owned subsidiary of BlackRock Institutional Trust Company, N.A. (“BTC”), located at 400 Howard Street, San Francisco, California 94105. BFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The information required by this Item 31 about officers and directors of BFA, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV, filed by BFA pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-22609).

Item 32.    Principal Underwriters

(a) SEI, the distributor for certain Funds, acts as a principal underwriter, distributor or investment adviser for each of the following investment companies (other than the Registrant):

SEI Daily Income Trust

SEI Liquid Asset Trust

SEI Tax Exempt Trust

SEI Institutional Managed Trust

SEI Institutional International Trust

The Advisors’ Inner Circle Fund

The Advisors’ Inner Circle Fund II

Bishop Street Funds

SEI Asset Allocation Trust

SEI Institutional Investments Trust

Oak Associates Funds

CNI Charter Funds

iShares, Inc.

iShares Trust

Optique Funds, Inc.

Causeway Capital Management Trust

SEI Opportunity Fund, LP

The Arbitrage Funds

The Turner Funds

ProShares Trust

Community Reinvestment Act Qualified Investment Fund

SEI Alpha Strategy Portfolios, LP

TD Asset Management USA Funds

SEI Structured Credit Fund, LP

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

Forward Funds

Global X Funds

Faith Shares Trust

Schwab Strategic Trust

SEI provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

BRIL, the distributor of certain Funds, acts as the principal underwriter or placement agent, as applicable, for each of the following open-end registered investment companies including certain Funds of the Registrant:

BBIF Government Securities Fund	BlackRock Master LLC
BBIF Money Fund	BlackRock Mid Cap Value Opportunities Series, Inc.
BBIF Tax-Exempt Fund	BlackRock Multi-State Municipal Series Trust
BBIF Treasury Fund	BlackRock Municipal Bond Fund, Inc.
BIF Government Securities Fund	BlackRock Municipal Series Trust
BIF Money Fund	BlackRock Natural Resources Trust
BIF Multi-State Municipal Series Trust	BlackRock Pacific Fund, Inc.
BIF Tax-Exempt Fund	BlackRock Series Fund, Inc.
BIF Treasury Fund	BlackRock Series, Inc.
BlackRock Balanced Capital Fund, Inc.	BlackRock Short-Term Bond Series, Inc.
BlackRock Basic Value Fund, Inc.	BlackRock Utilities and Telecommunications Fund, Inc.
BlackRock Bond Allocation Target Shares	BlackRock Value Opportunities Fund, Inc.
BlackRock Bond Fund, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock California Municipal Series Trust	BlackRock World Income Fund, Inc.
BlackRock Capital Appreciation Fund, Inc.	FDP Series, Inc.
BlackRock Equity Dividend Fund	Funds For Institutions Series
BlackRock EuroFund	Global Financial Services Master LLC
BlackRock Financial Institutions Series Trust	Managed Account Series
BlackRock Focus Growth Fund, Inc.	Master Basic Value LLC
BlackRock Focus Value Fund, Inc.	Master Bond LLC
BlackRock Funds	Master Focus Growth LLC
BlackRock Funds II	Master Government Securities LLC
BlackRock Funds III	Master Institutional Money Market LLC

BlackRock Global Allocation Fund, Inc.	Master Investment Portfolio
BlackRock Global Dynamic Equity Fund	Master Large Cap Series LLC
BlackRock Global Emerging Markets Fund, Inc.	Master Money LLC
BlackRock Global Financial Services Fund, Inc.	Master Tax-Exempt LLC
BlackRock Global Growth Fund, Inc.	Master Treasury LLC
BlackRock Global SmallCap Fund, Inc.	Master Value Opportunities LLC
BlackRock Healthcare Fund, Inc.	Quantitative Master Series LLC
BlackRock Index Funds, Inc.	Ready Assets Prime Money Fund
BlackRock International Value Trust	Ready Assets U.S.A. Government Money Fund
BlackRock Large Cap Series Funds, Inc.	Ready Assets U.S. Treasury Money Fund
BlackRock Latin America Fund, Inc.	Retirement Series Trust
BlackRock Liquidity Funds	Short-Term Bond Master LLC

BRIL also acts as the principal underwriter or placement agent, as applicable, for each of the following closed-end registered investment companies:

BlackRock Fixed Income Value Opportunities	BlackRock Senior Floating Rate Fund II, Inc.
BlackRock Senior Floating Rate Fund, Inc.	Master Senior Floating Rate LLC

(b) Set forth below is information with respect to each director, officer or partner of SEI. The business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with SEI	Positions and Offices with Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin Barr	President & Chief Executive Officer	None
Maxine Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	None
John Munch	General Counsel & Secretary	None
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
Robert Silvestri	Vice President	None
John Coary	Vice President & Assistant Secretary	None
John Cronin	Vice President	None

Set forth below is information concerning each director and officer of BRIL. The principal business address for each such person is 40 East 52nd Street, New York, New York 10022.

Name	Position(s) and Office(s) with BRIL	Position(s) and Office(s) with Registrant
Laurence Fink	Chairman and Director	None
Francis Porcelli	Chief Executive Officer and Managing Director	None

Name	Position(s) and Office(s) with BRIL	Position(s) and Office(s) with Registrant
Anne Ackerley	Managing Director	None
Robert Connolly	General Counsel, Secretary and Managing Director	None
Paul Greenberg	Treasurer, Chief Financial Officer and Managing Director	None
Rick Froio	Chief Compliance Officer	None
Brian Schmidt	Managing Director	Vice President
Brenda Sklar	Managing Director	None
Stephen Hart	Associate	None
John Blevins	Assistant Secretary and Managing Director	None
Robert Kapito	Director	None
Daniel Waltcher	Director	None

(c) Not applicable.

Item 33.    Location of Accounts and Records

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules thereunder (collectively, “Records”) at the offices of State Street Bank and Trust Company (“State Street”), 200 Clarendon Street, Boston, Massachusetts 02116.

(b) BFA and BTC maintain all Records relating to their services as adviser and administrator, respectively, to the MIP at 400 Howard Street, San Francisco, California 94105.

(c) SEI maintains all Records relating to its services as distributor of certain Funds at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

(d) BRIL maintains all Records relating to its services as distributor of certain Funds at 40 East 52nd Street, New York, New York 10022.

(e) State Street maintains all Records relating to its services as sub-administrator, transfer agent of certain Funds and custodian at 200 Clarendon Street, Boston, Massachusetts 02116.

(f) BNY Mellon Investment Servicing (US) Inc. maintains all Records relating to its services as transfer agent of certain Funds at 301 Bellevue Parkway, Wilmington, Delaware 19809.

Item 34.    Management Services

Other than as set forth under the caption “Management and Other Service Arrangements” in the Statements of Additional Information Part II constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35.    Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on January 24, 2011.

BLACKROCK FUNDS III

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	January 24, 2011

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	January 24, 2011

RICHARD S. DAVIS* Richard S. Davis	Trustee

HENRY GABBAY* Henry Gabbay	Trustee

DAVID O. BEIM* David O. Beim	Trustee

RONALD W. FORBES* Ronald W. Forbes	Trustee

DR. MATINA S. HORNER* Dr. Matina S. Horner	Trustee

RODNEY D. JOHNSON* Rodney D. Johnson	Trustee

HERBERT I. LONDON* Herbert I. London	Trustee

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Trustee

Signature	Title	Date

JOSEPH P. PLATT* Joseph P. Platt	Trustee

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Trustee

TOBY ROSENBLATT* Toby Rosenblatt	Trustee

KENNETH L. URISH* Kenneth L. Urish	Trustee

FREDERICK W. WINTER* Frederick W. Winter	Trustee

*By:	/S/ EDWARD B. BAER	January 24, 2011
Edward B. Baer (Attorney-in-Fact)

SIGNATURES

Master Investment Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on January 24, 2011.

MASTER INVESTMENT PORTFOLIO

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Funds III has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	January 24, 2011

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	January 24, 2011

RICHARD S. DAVIS* Richard S. Davis	Trustee

HENRY GABBAY* Henry Gabbay	Trustee

DAVID O. BEIM* David O. Beim	Trustee

RONALD W. FORBES* Ronald W. Forbes	Trustee

DR. MATINA S. HORNER* Dr. Matina S. Horner	Trustee

RODNEY D. JOHNSON* Rodney D. Johnson	Trustee

HERBERT I. LONDON* Herbert I. London	Trustee

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Trustee

JOSEPH P. PLATT* Joseph P. Platt	Trustee

Signature	Title	Date

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Trustee

TOBY ROSENBLATT* Toby Rosenblatt	Trustee

KENNETH L. URISH* Kenneth L. Urish	Trustee

FREDERICK W. WINTER* Frederick W. Winter	Trustee

*By:	/S/ EDWARD B. BAER Edward B. Baer (Attorney-in-Fact)	January 24, 2011